As filed with the Securities and Exchange Commission on July 1, 2026

File Nos. 333-215942 and 811-22398

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 158	☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 161	☒

(Check appropriate box or boxes)

Spinnaker ETF Series

(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, Rocky Mount, NC 27804

(Address of Principal Executive Offices)

252-972-9922

(Registrant’s Telephone Number, including Area Code)

Paracorp Incorporated

2140 S. DuPont Hwy., Camden, DE 19934

(Name and Address of Agent for Service)

With Copies to:

Shawn A. Hendricks, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27804

As soon as practicable after the Effective Date of this Registration Statement

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Tuttle Capital AI Bottleneck ETF
(Ticker:  [       ])

Tuttle Capital Situational Awareness Tracker ETF
(Ticker:  [       ])

Listed on the [Cboe BZX Exchange, Inc.]

PROSPECTUS

[     ], 2026

This Prospectus contains important information about the Tuttle Capital AI Bottleneck ETF and the Tuttle Capital Situation Awareness Tracker ETF that you should know before investing. Please read it carefully before you invest or send money and keep it for future reference. For questions or for Shareholder Services, please call 1-800-773-3863.

Shares of the Tuttle Capital AI Bottleneck ETF and the Tuttle Capital Situational Awareness Tracker ETF are listed and traded on the [Cboe BZX Exchange, Inc.] (the “Exchange”).

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary — Tuttle Capital AI Bottleneck ETF ([ ])	2
Fund Summary — Tuttle Capital Situational Awareness Tracker ETF ([ ])	12

Additional Information About the Funds’ Principal Investment Strategies	21
Additional Information About the Principal Risks	25

Portfolio Holdings Information
Management of the Funds	34

Buying and Selling Fund Shares	34
Dividends, Distributions, and Taxes	36

Distribution Plan
Financial Highlights	38

Fund Summary — Tuttle Capital AI Bottleneck ETF

Ticker Symbol: [          ] | Listed Exchange: [CBOE BZX Exchange, Inc.]

Investment Objective

The Tuttle Capital AI Bottleneck ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling Shares of the Fund in the secondary market, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[ ]%
Other Expenses¹	[ ]%
Total Annual Fund Operating Expenses	[ ]%

1. “Other Expenses” are estimated for the current fiscal year. Actual expenses may differ.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

2

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of U.S. and non-U.S. companies whose business operations are tied to one or more identified industrial bottlenecks in the value chain supporting artificial intelligence (“AI”) infrastructure and related buildout (each, an AI Bottleneck Company” and collectively, the “AI Bottleneck Companies”). Tuttle Capital Management, LLC (the “Advisor”) defines an industrial bottleneck as a position in the value chain that meets at least two of the following three criteria: (i) supply is concentrated among a limited number of producers, (ii) lead times or order backlogs for the relevant product or service are extended, and (iii) demand from end-customers is structurally inelastic, meaning that downstream projects may be delayed but the input cannot readily be substituted.

The Advisor identifies AI Bottleneck Companies as those represented in categories across nine investment sleeves: (1) Advanced Packaging, Foundry, and Substrates; (2) Memory (including high-bandwidth memory, dynamic random-access memory, and related memory expansion technologies); (3) Photonics and Optical/Electrical Interconnect; (4) Power Generation and Grid Equipment; (5) Nuclear Fuel Cycle; (6) Semiconductor Capital Equipment and Lithography; (7) Industrial Materials (including copper, rare earth elements, industrial gases, ultra-pure materials, and glass substrates); (8) Cooling and Facility Infrastructure; and (9) Data Center Siting and Interconnection (the “AI Bottleneck Sleeves”).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Bottleneck Companies, which consists of companies the Advisor has identified as having primary or material revenue exposure to one of the AI Bottleneck Sleeves described above (the “80% Policy”). For purposes of this 80% Policy, the Advisor applies a proprietary score that rates each candidate company on (a) supply concentration, (b) backlog or lead time, and (c) demand inelasticity (the “AI Bottleneck Score”). Each AI Bottleneck Company must achieve a minimum threshold score to be eligible for inclusion.

The Fund applies a tiered purity framework. Approximately 60% of Fund assets will be allocated to AI Bottleneck Companies for which the relevant AI bottleneck activity accounts for 60% or more of revenue (“Tier 1”); approximately 30% to AI Bottleneck Companies with 25%–60% revenue exposure where the AI bottleneck activity is the principal source of marginal growth (“Tier 2”); and the remaining allocation to AI Bottleneck Companies with smaller direct exposure but an irreplaceable competitive position in the relevant AI bottleneck category (“Tier 3”).

The Fund’s portfolio weightings are rules-based. Holdings are weighted using a modified free-float market capitalization methodology tilted by AI Bottleneck Score and purity tier.

The Fund may invest in non-U.S. equity securities, including in emerging market securities, through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or direct holdings of foreign-listed ordinary shares, including securities listed on exchanges in Korea, Japan, Taiwan, China (A-shares accessed through Stock Connect or qualified channels), Hong Kong, the United Kingdom, the European Union, Canada, and Australia. The Fund’s foreign-listed exposure may be material and is expected to represent a meaningful portion of the Fund’s assets at any given time.

3

The Fund may also use derivatives, such as swaps, for both hedging and non-hedging purposes.

The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in industries or groups of industries related to AI Bottleneck Companies.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers..

Principal Risks of Investing in the Fund

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in the Fund are summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor.

AI Bottleneck Companies Risk. The Fund’s investment thesis is predicated on the identification and persistence of industrial bottlenecks in the AI value chain. If those bottlenecks are resolved through capacity expansion, technological substitution, demand decline, or changes in industrial policy, the companies held by the Fund may underperform broader equity markets. The Advisor’s identification of a particular activity as a bottleneck is a matter of investment judgment and may prove incorrect.

Artificial Intelligence Risk. The Fund primarily invests in companies whose businesses are tied to the buildout of AI infrastructure. Companies that develop, rely on, or integrate AI technologies into their products, services, or operations face risks related to the complexity, cost, and uncertainty of AI development and deployment. AI systems may produce inaccurate, biased, unreliable, or unintended results and may not perform as expected. Such companies may be subject to heightened regulatory scrutiny, evolving legal and compliance requirements, cybersecurity and data privacy risks, intellectual property disputes, and other operational challenges. Significant investments in AI infrastructure, talent, and research may not generate anticipated benefits, and rapid technological change or increased competition may adversely affect a company’s market position, operating results, or financial condition.

Foreign Securities Risk. Foreign securities have investment risks different from those associated with domestic securities. Foreign securities are subject to risks including currency fluctuation, less stringent regulatory and accounting standards, political and economic instability, capital controls, expropriation, and limited liquidity, each of which may affect the Fund’s returns and NAV. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

4

Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Advisor’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets.

Depositary Receipts Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Geopolitical Risk — Taiwan and China. A meaningful portion of the Fund’s portfolio is comprised of issuers located in or with significant operations in Taiwan and China. Heightened tensions between Taiwan, China, and the United States, including military escalation, trade restrictions, export controls, sanctions, or delisting of Chinese issuers from U.S. exchanges, could materially impair the value of the Fund’s investments. The semiconductor supply chain is particularly exposed to such risk. China A-shares accessed through Stock Connect or other qualified channels are subject to additional limitations including trading suspensions, quota restrictions, and the risk of regulatory changes.

Semiconductor Capital Equipment & Lithography Risk. The semiconductor capital equipment and lithography industries are highly concentrated and capital-intensive. A limited number of companies supply the advanced lithography equipment, deposition, etch, and inspection tools required to manufacture leading-edge semiconductors. These companies face long equipment lead times, multiyear customer order cycles, and significant research and development expenditures. Demand for their products is directly tied to the capital spending plans of major semiconductor manufacturers and foundries, which can shift rapidly in response to changes in end-market demand, trade policy, or access to technology. Export controls, particularly those restricting the sale of advanced semiconductor manufacturing equipment to China, have created and may continue to create material revenue disruptions for companies in this sleeve. A reduction in semiconductor capital expenditure cycles, delays in technology transitions, or the inability to achieve next-generation lithography milestones could adversely affect the Fund’s investments in this category.

5

●	Foundry and Advanced Packaging Risk. A significant portion of advanced semiconductor packaging capacity is concentrated in a small number of producers, with the majority located in Taiwan. Disruptions to these facilities, whether from natural disaster, geopolitical conflict, regulatory action, or commercial dispute, could have an outsized adverse effect on the Fund’s portfolio.

Memory Industry Risk. The memory semiconductor industry has historically been highly cyclical, with significant price volatility tied to industry-wide supply and demand imbalances. The Fund’s investments in memory producers may experience substantial volatility independent of broader equity market movements.

Power Generation and Grid Equipment Risk. The Fund invests in companies that manufacture gas turbines, transformers, switchgear, and other power-related equipment. Demand for these products is sensitive to utility capital spending cycles, interest rates, regulatory approvals for new generation and transmission projects, and commodity input costs. Order backlogs can lengthen or contract rapidly with shifts in customer planning.

Nuclear Fuel Cycle Risk. The Fund invests in companies engaged in uranium mining, nuclear fuel conversion and enrichment, and nuclear component manufacturing. These businesses are subject to public policy risk, environmental and safety regulation, long permitting timelines, geopolitical events affecting uranium supply, and commodity price volatility. Demand for nuclear fuel from small modular reactor (“SMR”) projects is dependent on the commercialization of SMR technology, which remains in early stages.

Industrial Materials Risk. The Fund invests in producers of copper, rare earth elements, industrial gases, and other materials. The market prices of these commodities are subject to substantial volatility driven by global supply and demand, currency movements, central bank actions, and changes in industrial demand. Mining operations are also subject to operational, environmental, and political risk.

Advanced Packaging Risk. Advanced semiconductor packaging — including chip-on-wafer-on-substrate (CoWoS), fan-out wafer-level packaging, and 3D chip stacking — has become a critical bottleneck in the AI semiconductor supply chain. Capacity for these processes is highly concentrated among a small number of producers, with the majority located in Taiwan. Demand from AI accelerator customers has substantially outpaced available supply, resulting in extended lead times and order backlogs. Any disruption to these facilities — whether from natural disaster, geopolitical conflict, labor shortages, equipment delays, or regulatory action — could have an outsized adverse effect on the Fund’s portfolio. In addition, technological transitions in packaging methodology could cause rapid shifts in competitive positioning among the Fund’s holdings.

Photonics and Optical/Electrical Interconnect Risk. The Fund invests in companies engaged in the design and manufacture of photonic integrated circuits, optical transceivers, silicon photonics components, and electrical/optical interconnect systems used in AI data center infrastructure. These markets are subject to rapid technology cycles, with new generations of transceivers and co-packaged optics requiring significant capital investment. Revenue concentration among a limited number of hyperscale customers means that purchasing decisions by a small number of buyers can materially affect the revenues and valuations of companies in this sleeve. Yield challenges associated with the integration of photonic components with standard semiconductor processes may delay or impair the commercialization of next-generation products. Pricing pressure from competing technologies or new entrants could also adversely affect the Fund’s investments in this category.

6

Cooling & Facility Infrastructure Risk. The Fund invests in companies that provide cooling systems, thermal management equipment, and related facility infrastructure for AI data centers, including manufacturers of liquid cooling systems, precision air handlers, power distribution units, and related mechanical and electrical infrastructure. Demand for these products is driven by the rapid increase in the thermal density of AI accelerator clusters, which require substantially more power and cooling than prior-generation data center workloads. Supply chain constraints in materials and components, long manufacturing lead times, and project-based revenue cycles may cause significant volatility in the revenues and order backlogs of these companies. Changes in data center design standards, cooling technology, or energy regulation could accelerate or impair demand for the products of particular companies held by the Fund.

Data Center Siting and Interconnection Risk. The Fund invests in companies whose operations are tied to the siting, development, and grid interconnection of data centers and related AI infrastructure. These companies face risk from the limited availability of suitable land and power in high-demand markets, lengthy interconnection queues with electric utilities, permitting delays, and increasing regulatory scrutiny of large-scale power consumption. Access to reliable, affordable power — including natural gas, nuclear, and renewable sources — is a critical constraint for data center development. Changes in electricity pricing, grid stability, environmental regulation, water availability for cooling, or local zoning and land use law could adversely affect the operations or growth prospects of companies in this sleeve.

Derivatives Risk. The derivative instruments in which the Fund may invest, including swaps, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate, or index, and the Fund could lose more than the principal amount invested.

●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Non-Diversification Risk. The Fund is non-diversified and may invest a greater percentage of its assets in fewer issuers resulting in greater volatility than a diversified fund. A decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

7

Currency Risk. Because the Fund holds non-U.S. securities, the value of an investment in the Fund will fluctuate with movements in foreign currency exchange rates. The Fund does not currently intend to hedge its currency exposure.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

ETF Structure Risks. Shares of the Fund trade on [CBOE BZX Exchange, Inc.] (the “Exchange”). Shares may trade at prices that differ from their net asset value (“NAV”). The market price of Shares may be more or less than NAV during the trading day, and there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares may be halted, and authorized participants may be unable to create or redeem Shares, including as a result of foreign market closures or limited liquidity in non-U.S. portfolio holdings.

●	Not individually redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Cash purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market price variance risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund shares and the Fund’s NAV.

8

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

○	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

New Fund Risk. The Fund is newly organized and has no operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may be liquidated at an inopportune time..

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s judgments about the attractiveness , income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio manager may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objective will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

9

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing global conflicts may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Sector Risk. The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

●	Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

10

Performance

Performance information will be available after the Fund has been in operation for one full calendar year. Updated performance information will be available on the Fund’s website at [                    ] or by calling [                    ].

Management

Investment Adviser: Tuttle Capital Management, LLC

Portfolio Manager: Matthew B. Tuttle, Chief Executive Officer of the Advisor, has served as portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in large blocks of shares called “Creation Units” which only Authorized Participants may purchase or redeem directly with the Fund. Authorized Participants must comply with the terms of the Authorized Participant Agreement and pay a transaction fee.

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through a broker-dealer, The price of Shares is based on the secondary market price and may be at, above, or below NAV. When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept (“ask”) — the “bid-ask spread.”

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be made available online at [___].

The Shares are listed and traded on the [Cboe BZX Exchange] under the ticker symbol
“[     ].”

Tax Information

The Fund’s distributions will generally be taxable as ordinary income or long-term capital gains, except when your investment is held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions will generally be taxed when withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor and its affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Summary — Tuttle Capital Situational Awareness Tracker ETF

Ticker Symbol: [      ] | Listed Exchange: [CBOE BZX Exchange, Inc.]

IMPORTANT NOTICE REGARDING THE FUND’S NAME

The Tuttle Capital Situational Awareness Tracker ETF is not sponsored, endorsed, sold, promoted, advised, or affiliated in any way with Leopold Aschenbrenner, Situational Awareness LP, Situational Awareness Capital Management, or any entity or affiliate associated with them. Leopold Aschenbrenner and the foregoing entities have not licensed, approved, or otherwise authorized the use of their names, logos, intellectual property, or any other identifying information in connection with the Fund. The Fund’s name reflects only that the Fund’s investment strategy is based on publicly available regulatory filings made by an investment adviser identified by the Advisor as being managed by, or affiliated with, Leopold Aschenbrenner. Investors should not interpret the Fund’s name as an endorsement of the Fund, or as any indication that Leopold Aschenbrenner or any affiliated person has any view regarding the Fund.

Investment Objective

The Tuttle Capital Situational Awareness Tracker ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling Shares of the Fund in the secondary market, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[ ]%
Other Expenses¹	[ ]%
Total Annual Fund Operating Expenses	[ ]%

1. “Other Expenses” are estimated for the current fiscal year. Actual expenses may differ.

12

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is new, it does not yet have a portfolio turnover rate to report.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in U.S.-listed equity securities held by Situational Awareness LP, an investment adviser registered with the Securities and Exchange Commission and managed by Leopold Aschenbrenner (the “Reference Manager”), as disclosed in the Reference Manager’s most recent publicly filed Form 13F-HR with the SEC.

The Advisor obtains the list of the Reference Manager’s reported long equity positions from each Form 13F-HR filed by the Reference Manager. The Advisor then constructs the Fund’s portfolio to seek to replicate the reported long equity positions of the Reference Manager, as well as any put options disclosed by the Reference Manager in its Form 13F-HR or other publicly available regulatory filings. However, the Advisor may not be able to fully replicate the Reference Manager’s portfolio, with respect to constituents and/or weighting, which may cause the Fund’s performance to deviate from the performance of the Reference Manager’s portfolio. The Fund will not enter into short positions or any positions not capable of being replicated through long ownership of publicly traded U.S. listed equity securities or exchange-traded put options on U.S. listed equity securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S.-listed equity securities that the Advisor believes correspond to long equity positions disclosed by the Reference Manager in its most recent Form 13F-HR or other publicly available regulatory filings (the “80% Policy”). The Fund’s strategy of replicating the publicly disclosed long equity holdings of a third-party investment manager on a quarterly basis is expected to result in a portfolio turnover rate may be higher than that of a typical equity fund.

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Replication Methodology

Following each quarterly filing of Form 13F-HR by the Reference Manager (typically within 45 days after each calendar quarter-end), the Advisor will reconstitute the Fund’s portfolio to align with the Reference Manager’s reported long equity positions. Reconstitution typically occurs within ten business days following the date on which the Reference Manager’s filing becomes publicly available on the SEC’s EDGAR system.

To the extent the Reference Manager’s Form 13F-HR discloses put option positions on U.S.-listed equity securities, the Advisor will seek to replicate such positions through the purchase of exchange-traded put options on the same or substantially similar equity securities. The weighting of any replicated put option positions will seek to correspond to the notional value of the put positions as reported by the Reference Manager, subject to the same 20% single-name cap and other portfolio constraints described herein. The Fund may not be able to replicate the Reference Manager’s exact put option positions due to factors such as differences in available strike prices, expiration dates, contract sizes, or liquidity in the options market.

The weighting of the Fund’s portfolio will seek to follow the weighting reported by the Reference Manager in its Form 13F-HR, subject to the following adjustments: (a) holdings reported as restricted, illiquid, or not eligible for ordinary trading on U.S. securities exchanges will be excluded; (b) any single name weighting in excess of 20% of the Fund’s net assets will be capped at 20% with the excess weight pro-rata redistributed across remaining holdings; (c) holdings representing less than 0.25% of the Reference Manager’s reported portfolio may be excluded for operational reasons; and (d) cash and cash equivalents will be held in an amount the Advisor deems necessary for liquidity and operational purposes.

Between Form 13F-HR filings, the Advisor does not actively adjust the Fund’s portfolio to reflect transactions undertaken by the Reference Manager that have not yet been publicly disclosed. Because Form 13F-HR is filed quarterly with a 45-day reporting lag, the Fund’s portfolio at any given time will reflect the Reference Manager’s positions as of a date that is up to approximately 135 days prior. The Reference Manager may have acquired, increased, decreased, or eliminated any of the relevant positions during this period.

Limitations on Strategy

The Fund’s investment strategy depends on the continued filing of Form 13F-HR by the Reference Manager. The Reference Manager is required to file Form 13F-HR if it exercises investment discretion over $100 million or more in Section 13(f) securities. If the Reference Manager ceases filing Form 13F-HR for any reason, or if the Reference Manager liquidates its portfolio or ceases operations, the Fund will be unable to execute its principal investment strategy. In such an event, the Board of Trustees of the Spinnaker ETF Series (the “Trust”) will consider appropriate action, which may include (i) closing the Fund to new investments, (ii) modifying the Fund’s strategy with shareholder approval, or (iii) liquidating the Fund.

Form 13F-HR reports, among other reporting requirements, long equity positions and, where applicable, put and call option positions held in 13(f) securities. It does not include short positions, cash holdings, non-U.S. listed securities, private investments, fixed-income securities, over-the-counter (“OTC”) derivatives, or positions held in instruments excluded from the definition of “Section 13(f) securities.” The Reference Manager’s actual portfolio, including any unhedged short exposure, non-U.S. holdings, or OTC derivative positions, is therefore likely to differ materially from the holdings reported in Form 13F-HR and from the Fund’s portfolio. The Fund will seek to replicate disclosed long equity positions and exchange-listed put option positions only.

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The Fund may also use derivatives, such as swaps, for both hedging and non-hedging purposes.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Principal Risks of Investing in the Fund

The value of an investment in the Fund will fluctuate and you could lose money, including the total loss of your investment. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in the Fund are summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor.

Tracking Risk and Reporting-Lag Risk. The Fund seeks to replicate publicly disclosed long equity positions of the Reference Manager. Form 13F-HR is filed quarterly with a 45-day reporting lag, and the Fund reconstitutes following each filing. As a result, the Fund’s holdings at any given time may differ materially from the Reference Manager’s then-current portfolio. The Reference Manager may have already sold, reduced, or hedged positions that the Fund acquires, or may have established new positions that the Fund does not hold. This is an inherent and material limitation of the Fund’s strategy.

Incomplete Information Risk. Form 13F-HR reports only long positions in U.S.-listed equities and a limited subset of other securities. It does not report short positions, OTC derivative positions, non-U.S. holdings, private investments, fixed-income securities, or cash. While Form 13F-HR may include disclosed put option positions on 13(f) securities, it does not capture the full scope of the Reference Manager’s hedging activity, and the Fund’s replicated put option positions may not fully reflect the Reference Manager’s actual risk profile. The Reference Manager’s actual investment strategy and risk profile is therefore likely to differ materially from what is publicly disclosed. The Fund’s holdings represent a partial and lagged picture of the Reference Manager’s actual investment activity. An investor in the Fund is not obtaining exposure to the Reference Manager’s full strategy.

No Affiliation with Reference Manager Risk. The Fund is not sponsored, endorsed, advised, or in any way affiliated with the Reference Manager or any related entity. The Reference Manager has not consented to the use of its or any affiliated person’s name in the Fund’s name or marketing materials, has not approved the Fund’s strategy, and has no obligation to maintain its current investment approach, to continue filing Form 13F-HR, or to operate in a manner that supports the Fund’s strategy. The Reference Manager could take action, including ceasing to manage investment vehicles subject to Form 13F-HR reporting requirements, that would frustrate the Fund’s strategy. The Reference Manager could also assert legal claims relating to the Fund’s name or marketing, which could result in costs to the Fund or require changes to the Fund’s name or operations.

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Key Person Risk. The investment performance of the Reference Manager has historically depended substantially on a small number of individuals, including its founder. If those individuals were to leave, become incapacitated, or change their role at the Reference Manager, the future investment decisions reflected in Form 13F-HR filings could differ materially from past decisions, and the strategy that informed the Fund’s investment thesis at launch could change without notice.

Limited Holdings Risk. The Reference Manager is understood to manage a small portfolio of U.S. equities focused on companies the Reference Manager believes are positioned to benefit from advances in artificial intelligence. As a result, the Fund will hold a relatively small number of issuers and may at times have substantial single-issuer exposure. The Fund may be more volatile and have a greater risk of loss than a fund invested in a larger number of issuers.

Artificial Intelligence Risk. The Reference Manager’s reported portfolio has historically been invested heavily in companies whose businesses are tied to the development, deployment, or infrastructure of artificial intelligence (“AI”) systems. Companies that develop, rely on, or integrate AI technologies into their products, services, or operations face risks related to the complexity, cost, and uncertainty of AI development and deployment. AI systems may produce inaccurate, biased, unreliable, or unintended results and may not perform as expected. Such companies may be subject to heightened regulatory scrutiny, evolving legal and compliance requirements, cybersecurity and data privacy risks, intellectual property disputes, and other operational challenges. Significant investments in AI infrastructure, talent, and research may not generate anticipated benefits, and rapid technological change or increased competition may adversely affect a company’s market position, operating results, or financial condition.

Derivatives Risk. The derivative instruments in which the Fund may invest, including exchange-traded put options, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate, or index, and the Fund could lose more than the principal amount invested in certain derivative instruments.

●	Put Option Risk. The Fund may purchase exchange-traded put options on U.S.-listed equity securities to replicate put option positions disclosed by the Reference Manager in its Form 13F-HR. A put option gives the Fund the right, but not the obligation, to sell the underlying security at a specified price (the “strike price”) prior to the option’s expiration date. The value of a put option generally increases as the price of the underlying security decreases, and decreases as the price of the underlying security increases. Put options purchased by the Fund may expire worthless, resulting in a total loss of the premium paid. The Fund may be unable to replicate the Reference Manager’s exact put option positions due to factors such as differences in available strike prices, expiration dates, contract sizes, or liquidity in the options market. The cost of purchasing put options will reduce the Fund’s returns.

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●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

ETF Structure Risks. Shares of the Fund trade on [CBOE BZX Exchange, Inc.] (the “Exchange”). Shares may trade at prices that differ from their net asset value (“NAV”). The market price of Shares may be more or less than NAV during the trading day, and there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares may be halted, and authorized participants may be unable to create or redeem Shares, including as a result of foreign market closures or limited liquidity in non-U.S. portfolio holdings.

●	Not individually redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Cash purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market price variance risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

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○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund shares and the Fund’s NAV.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

○	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

New Fund Risk. The Fund is newly organized and has no operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may be liquidated at an inopportune time.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s judgments about the attractiveness, income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio manager may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objective will be achieved.

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Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing global conflicts may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Sector Risk. The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

●	Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

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Performance

Performance information will be available after the Fund has been in operation for one full calendar year. Updated performance information will be available on the Fund’s website at [●] or by calling [●].

Management

Investment Adviser: Tuttle Capital Management, LLC

Portfolio Manager: Matthew B. Tuttle, Chief Executive Officer of the Advisor, has served as portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in large blocks of shares called “Creation Units,” which only Authorized Participants may purchase or redeem directly with the Fund. Authorized Participants must comply with the terms of the Authorized Participant Agreement and pay a transaction fee.

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Shares is based on the secondary market price and may be at, above, or below NAV. When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept (“ask”) — the “bid-ask spread.”

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be made available online at [___].

The Shares are listed and traded on the [Cboe BZX Exchange] under the ticker symbol
”[       ].”

Tax Information

The Fund’s distributions will generally be taxable as ordinary income or long-term capital gains, except when your investment is held through a tax-deferred arrangement, in which case your distributions will generally be taxed when withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Advisor and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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Additional Information About the Funds’ Principal Investment Strategies

Investment Objectives

The investment objective for each Fund is listed in the table below. These investment objectives are not fundamental policies and can be changed without shareholder approval by a vote of the Board. Shareholders will receive 60 days’ prior written notice before a change to an investment objective or to an 80% policy of a Fund takes effect. There is no guarantee that a Fund will achieve its investment objective.

Fund	Investment Objective
Tuttle Capital AI Bottleneck ETF	Long-term capital appreciation.
Tuttle Capital Situational Awareness Tracker ETF	Long-term capital appreciation.

Principal Investment Strategies

Tuttle Capital AI Bottleneck ETF ([          ])

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of U.S. and non-U.S. companies whose business operations are tied to one or more identified industrial bottlenecks in the value chain supporting AI infrastructure and related buildout. The Advisor defines an industrial bottleneck as a position in the value chain that meets at least two of the following three criteria: (i) supply is concentrated among a limited number of producers, (ii) lead times or order backlogs for the relevant product or service are extended, and (iii) demand from end-customers is structurally inelastic, meaning that downstream projects may be delayed but the input cannot readily be substituted.

The Advisor identifies AI bottleneck categories across nine investment sleeves: (1) Advanced Packaging, Foundry, and Substrates; (2) Memory (including high-bandwidth memory, dynamic random-access memory, and related memory expansion technologies); (3) Photonics and Optical/Electrical Interconnect; (4) Power Generation and Grid Equipment; (5) Nuclear Fuel Cycle; (6) Semiconductor Capital Equipment and Lithography; (7) Industrial Materials (including copper, rare earth elements, industrial gases, ultra-pure materials, and glass substrates); (8) Cooling and Facility Infrastructure; and (9) Data Center Siting and Interconnection.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies the Advisor has identified as having primary or material revenue exposure to one of the AI bottleneck categories described above (the “80% Policy”). For purposes of this 80% Policy, the Advisor applies a proprietary score that rates each candidate company (each, an “AI Bottleneck Company” and collectively, the “AI Bottleneck Companies”) on (a) supply concentration, (b) backlog or lead time, and (c) demand inelasticity (the “AI Bottleneck Score”). Each AI Bottleneck Company must achieve a minimum threshold score to be eligible for inclusion.

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The Fund applies a tiered purity framework. Approximately 60% of Fund assets will be allocated to AI Bottleneck Companies for which the relevant AI bottleneck activity accounts for 60% or more of revenue (“Tier 1”); approximately 30% to AI Bottleneck Companies with 25%–60% revenue exposure where the AI bottleneck activity is the principal source of marginal growth (“Tier 2”); and the remaining allocation to AI Bottleneck Companies with smaller direct exposure but an irreplaceable competitive position in the relevant AI bottleneck category (“Tier 3”).

The Fund’s nine AI bottleneck sleeves are reviewed by the Advisor on an ongoing basis. The Advisor may at its discretion add or remove sleeves, modify the criteria used to assign AI Bottleneck Scores, or revise the framework’s purity tier definitions, provided that any such change does not cause the Fund to be operated in a manner inconsistent with the Fund’s investment objective or the Fund’s 80% Policy.

The Fund’s portfolio weightings are rules-based. Holdings are weighted using a modified free-float market capitalization methodology tilted by AI Bottleneck Score and purity tier. The Fund applies a single name cap of 4.0%, a sleeve cap of 18.0%, a non-U.S. country cap of 35%, and a combined emerging-markets cap of 25%. The Fund is rebalanced quarterly using a 25-basis-point deadband to limit turnover of portfolio securities.

The Fund may invest in non-U.S. equity securities, including in emerging market securities, through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or direct holdings of foreign-listed ordinary shares, including securities listed on exchanges in Korea, Japan, Taiwan, China (A-shares accessed through Stock Connect or qualified channels), Hong Kong, the United Kingdom, the European Union, Canada, and Australia. The Fund’s foreign-listed exposure may be material and is expected to represent a meaningful portion of the Fund’s assets at any given time.

Excluded from the investment universe are issuers whose principal business is (i) the design or fabrication of graphics processing units or AI accelerator chips for sale to third parties; (ii) the operation of large-scale cloud infrastructure providing computing capacity to third parties; (iii) the design and licensing of large language models or generative AI applications as a primary commercial activity; and (iv) issuers subject to U.S. Office of Foreign Assets Control sanctions or inclusion on the U.S. Department of Commerce Entity List.

The Fund may also use derivatives, such as swaps, for both hedging and non-hedging purposes.

The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in industries or groups of industries related to AI Bottleneck Companies.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Tuttle Capital Situational Awareness Tracker ETF ([           ])

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in U.S.-listed equity securities held by Situational Awareness LP, an investment adviser registered with the Securities and Exchange Commission and managed by Leopold Aschenbrenner (the “Reference Manager”), as disclosed in the Reference Manager’s most recent publicly filed Form 13F-HR with the SEC.

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The Advisor obtains the list of the Reference Manager’s reported long equity positions from each Form 13F-HR filed by the Reference Manager. The Advisor then constructs the Fund’s portfolio to seek to replicate the reported long equity positions of the Reference Manager, as well as any put option positions disclosed by the Reference Manager in its Form 13F-HR or other publicly available regulatory filings. However, the Advisor may not be able to replicate the Reference Manager’s portfolio, with respect to constituents and/or weighting, which may cause the Fund’s performance to deviate from the performance of the Reference Manager’s portfolio. The Fund will not enter into short positions or any positions not capable of being replicated through long ownership of publicly traded U.S. listed equity securities or exchange-traded put options on U.S. listed equity securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S.-listed equity securities that the Advisor believes correspond to long equity positions disclosed by the Reference Manager in its most recent Form 13F-HR or other publicly available regulatory filings (the “80% Policy”). The Fund’s strategy of replicating the publicly disclosed long equity holdings of a third-party investment manager on a quarterly basis is expected to result in a portfolio turnover rate may be higher than that of a typical equity fund.

The Advisor identifies the Reference Manager by reference to the SEC investment adviser registration filings (Form ADV) of Situational Awareness LP or its successor adviser entity. If the legal entity name or registration of the Reference Manager changes, the Advisor will use commercially reasonable efforts to continue tracking the relevant entity, provided that such entity remains under the discretion of Mr. Aschenbrenner and continues to file Form 13F-HR. The Advisor is not obligated to track any successor or affiliated entity that the Advisor determines does not continue the Reference Manager’s investment strategy.

Replication Methodology

Following each quarterly filing of Form 13F-HR by the Reference Manager (typically within 45 days after each calendar quarter-end), the Advisor will reconstitute the Fund’s portfolio to align with the Reference Manager’s reported long equity positions. Reconstitution typically occurs within ten business days following the date on which the Reference Manager’s filing becomes publicly available on the SEC’s EDGAR system.

To the extent the Reference Manager’s Form 13F-HR discloses put option positions on U.S.-listed equity securities, the Advisor will seek to replicate such positions through the purchase of exchange-traded put options on the same or substantially similar equity securities. The weighting of any replicated put option positions will seek to correspond to the notional value of the put positions as reported by the Reference Manager, subject to the same 20% single name cap and other portfolio constraints described herein. The Fund may not be able to replicate the Reference Manager’s exact put option positions due to factors such as differences in available strike prices, expiration dates, contract sizes, or liquidity in the options market.

The weighting of the Fund’s portfolio will seek to follow the weighting reported by the Reference Manager in its Form 13F-HR, subject to the following adjustments: (a) holdings reported as restricted, illiquid, or not eligible for ordinary trading on U.S. securities exchanges will be excluded; (b) any single name weighting in excess of 20% of the Fund’s net assets will be capped at 20% with the excess weight pro-rata redistributed across remaining holdings; (c) holdings representing less than 0.25% of the Reference Manager’s reported portfolio may be excluded for operational reasons; and (d) cash and cash equivalents will be held in an amount the Advisor deems necessary for liquidity and operational purposes.

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Between Form 13F-HR filings, the Advisor does not actively adjust the Fund’s portfolio to reflect transactions undertaken by the Reference Manager that have not yet been publicly disclosed. Because Form 13F-HR is filed quarterly with a 45-day reporting lag, the Fund’s portfolio at any given time will reflect the Reference Manager’s positions as of a date that is up to approximately 135 days prior. The Reference Manager may have acquired, increased, decreased, or eliminated any of the relevant positions during this period. If the Reference Manager files an amendment to Form 13F-HR (a Form 13F-HR/A) that materially restates the holdings reported in a prior filing, the Advisor will evaluate whether to reconstitute the Fund’s portfolio to reflect the amendment, taking into account transaction costs, tax considerations, and the magnitude of the restatement.

Limitations on Strategy

The Fund’s investment strategy depends on the continued filing of Form 13F-HR by the Reference Manager. The Reference Manager is required to file Form 13F-HR if it exercises investment discretion over $100 million or more in Section 13(f) securities. If the Reference Manager ceases filing Form 13F-HR for any reason, or if the Reference Manager liquidates its portfolio or ceases operations, the Fund will be unable to execute its principal investment strategy. In such an event, the Board of Trustees of the Spinnaker ETF Series (the “Trust”) will consider appropriate action, which may include (i) closing the Fund to new investments, (ii) modifying the Fund’s strategy with shareholder approval, or (iii) liquidating the Fund.

Form 13F-HR reports, among other reporting requirements, long equity positions and, where applicable, put and call option positions held in 13(f) securities. It does not include short positions, cash holdings, non-U.S. listed securities, private investments, OTC derivatives, or positions held in instruments excluded from the definition of “Section 13(f) securities.” The Reference Manager’s actual portfolio, including any unhedged short exposure, non U.S. holdings, or OTC derivatives, is therefore likely to differ materially from the holdings reported in Form 13F-HR and from the Fund’s portfolio. The Fund will seek to replicate disclosed long equity positions and exchange-listed put option positions only.

The Fund may also use derivatives, such as swaps, for both hedging and non-hedging purposes.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers

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Additional Information About the Principal Risks

The Funds are subject to various risks, including the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Funds, and the Funds could underperform other investments.

	Tuttle Capital AI Bottleneck ETF	Tuttle Capital Situational Awareness Tracker ETF
Advanced Packaging Risk	X
AI Bottleneck Companies Risk	X
Artificial Intelligence Risk	X	X
Cooling & Facility Infrastructure Risk	X
Currency Risk	X
Cybersecurity Risk	X	X
Data Center Siting and Interconnection Risk	X
Depositary Receipts Risk	X
Derivatives Risk	X	X
Early Close/Trading Halt Risk	X	X
Emerging Markets Risk	X
ETF Structure Risk	X	X
Foreign Securities Risk	X
Foundry and Advanced Packaging Risk	X
Geopolitical Risk – Taiwan and China	X
Incomplete Information Risk		X
Industrial Materials Risk	X
Investment Risk	X	X
Key Person Risk		X
Limited Holdings Risk		X
Management Risk	X	X
Market Risk	X	X
Memory Industry Risk	X
New Fund Risk	X	X
No Affiliation with Reference Manager Risk		X
Non-Diversification Risk	X
Nuclear Fuel Cycle Risk	X

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	Tuttle Capital AI Bottleneck ETF	Tuttle Capital Situational Awareness Tracker ETF
Photonics and Optical/Electrical Interconnect Risk	X
Power Generation and Grid Equipment Risk	X
Sector Risk	X	X
Semiconductor Capital Equipment & Lithography Risk	X
Tracking Risk and Reporting-Lag Risk		X

Advanced Packaging Risk. Advanced semiconductor packaging — including chip-on-wafer-on-substrate (CoWoS), fan-out wafer-level packaging, and 3D chip stacking — has become a critical bottleneck in the AI semiconductor supply chain. Capacity for these processes is highly concentrated among a small number of producers, with the majority located in Taiwan. Demand from AI accelerator customers has substantially outpaced available supply, resulting in extended lead times and order backlogs. Any disruption to these facilities — whether from natural disaster, geopolitical conflict, labor shortages, equipment delays, or regulatory action — could have an outsized adverse effect on the Fund’s portfolio. In addition, technological transitions in packaging methodology could cause rapid shifts in competitive positioning among the Fund’s holdings.

AI Bottleneck Companies Risk. The Fund’s investment thesis is predicated on the identification and persistence of industrial bottlenecks in the AI value chain. If those bottlenecks are resolved through capacity expansion, technological substitution, demand decline, or changes in industrial policy, the companies held by the Fund may underperform broader equity markets. The Advisor’s identification of a particular activity as a bottleneck is a matter of investment judgment and may prove incorrect.

Artificial Intelligence Risk. Companies that develop, rely on, or integrate AI technologies into their products, services, or operations face risks related to the complexity, cost, and uncertainty of AI development and deployment. AI systems may produce inaccurate, biased, unreliable, or unintended results and may not perform as expected. Such companies may be subject to heightened regulatory scrutiny, evolving legal and compliance requirements, cybersecurity and data privacy risks, intellectual property disputes, and other operational challenges. Significant investments in AI infrastructure, talent, and research may not generate anticipated benefits, and rapid technological change or increased competition may adversely affect a company’s market position, operating results, or financial condition.

Cooling & Facility Infrastructure Risk. The Fund invests in companies that provide cooling systems, thermal management equipment, and related facility infrastructure for AI data centers, including manufacturers of liquid cooling systems, precision air handlers, power distribution units, and related mechanical and electrical infrastructure. Demand for these products is driven by the rapid increase in the thermal density of AI accelerator clusters, which require substantially more power and cooling than prior-generation data center workloads. Supply chain constraints in materials and components, long manufacturing lead times, and project-based revenue cycles may cause significant volatility in the revenues and order backlogs of these companies. Changes in data center design standards, cooling technology, or energy regulation could accelerate or impair demand for the products of particular companies held by the Fund.

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Currency Risk. Because the Fund holds non-U.S. securities, the value of an investment in the Fund will fluctuate with movements in foreign currency exchange rates. The Fund does not currently intend to hedge its currency exposure.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Data Center Siting and Interconnection Risk. The Fund invests in companies whose operations are tied to the siting, development, and grid interconnection of data centers and related AI infrastructure. These companies face risk from the limited availability of suitable land and power in high-demand markets, lengthy interconnection queues with electric utilities, permitting delays, and increasing regulatory scrutiny of large-scale power consumption. Access to reliable, affordable power — including natural gas, nuclear, and renewable sources — is a critical constraint for data center development. Changes in electricity pricing, grid stability, environmental regulation, water availability for cooling, or local zoning and land use law could adversely affect the operations or growth prospects of companies in this sleeve.

Depositary Receipts Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The derivative instruments in which the Fund may invest, including exchange-traded put options and swaps, may be more volatile than other instruments. The risks associated with investments in derivatives include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate, or index, and the Fund could lose more than the principal amount invested in certain derivative instruments.

●	Put Option Risk. (Tuttle Capital Situational Awareness Tracker ETF) The Fund may purchase exchange-traded put options on U.S.-listed equity securities to replicate put option positions disclosed by the Reference Manager in its Form 13F-HR. A put option gives the Fund the right, but not the obligation, to sell the underlying security at a specified price (the “strike price”) prior to the option’s expiration date. The value of a put option generally increases as the price of the underlying security decreases, and decreases as the price of the underlying security increases. Put options purchased by the Fund may expire worthless, resulting in a total loss of the premium paid. The Fund may be unable to replicate the Reference Manager’s exact put option positions due to factors such as differences in available strike prices, expiration dates, contract sizes, or liquidity in the options market. The cost of purchasing put options will reduce the Fund’s returns.

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●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Advisor’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets.

ETF Structure Risks. Shares of the Fund trade on [CBOE BZX Exchange, Inc.] (the “Exchange”). Shares may trade at prices that differ from their net asset value (“NAV”). The market price of Shares may be more or less than NAV during the trading day, and there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares may be halted, and authorized participants may be unable to create or redeem Shares, including as a result of foreign market closures or limited liquidity in non-U.S. portfolio holdings.

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●	Not individually redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Cash purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market price variance risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund shares and the Fund’s NAV.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

○	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

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○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Foreign Securities Risk. Foreign securities have investment risks different from those associated with domestic securities. Foreign securities are subject to risks including currency fluctuation, less stringent regulatory and accounting standards, political and economic instability, capital controls, expropriation, and limited liquidity, each of which may affect the Fund’s returns and NAV. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Geopolitical Risk — Taiwan and China. A meaningful portion of the Fund’s portfolio is comprised of issuers located in or with significant operations in Taiwan and China. Heightened tensions between Taiwan, China, and the United States, including military escalation, trade restrictions, export controls, sanctions, or delisting of Chinese issuers from U.S. exchanges, could materially impair the value of the Fund’s investments. The semiconductor supply chain is particularly exposed to such risk. China A-shares accessed through Stock Connect or other qualified channels are subject to additional limitations including trading suspensions, quota restrictions, and the risk of regulatory changes.

Incomplete Information Risk. Form 13F-HR reports only long positions in U.S.-listed equities and a limited subset of other securities. It does not report short positions, OTC derivative positions, non-U.S. holdings, private investments, fixed-income securities, or cash. While Form 13F-HR may include disclosed put option positions on 13(f) securities, it does not capture the full scope of the Reference Manager’s hedging activity, and the Fund’s replicated put option positions may not fully reflect the Reference Manager’s actual risk. The Reference Manager’s actual investment strategy and risk profile is therefore likely to differ materially from what is publicly disclosed. The Fund’s holdings represent a partial and lagged picture of the Reference Manager’s actual investment activity. An investor in the Fund is not obtaining exposure to the Reference Manager’s full strategy.

Industrial Materials Risk. The Fund invests in producers of copper, rare earth elements, industrial gases, and other materials. The market prices of these commodities are subject to substantial volatility driven by global supply and demand, currency movements, central bank actions, and changes in industrial demand. Mining operations are also subject to operational, environmental, and political risk.

Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

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All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objective will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing global conflicts may have adverse spill-over effects into the global financial markets generally.

Key Person Risk. The investment performance of the Reference Manager has historically depended substantially on a small number of individuals, including its founder. If those individuals were to leave, become incapacitated, or change their role at the Reference Manager, the future investment decisions reflected in Form 13F-HR filings could differ materially from past decisions, and the strategy that informed the Fund’s investment thesis at launch could change without notice.

Limited Holdings Risk. The Reference Manager is understood to manage a small portfolio of U.S. equities focused on companies the Reference Manager believes are positioned to benefit from advances in artificial intelligence. As a result, the Fund will hold a relatively small number of issuers and may at times have substantial single-issuer exposure. The Fund may be more volatile and have a greater risk of loss than a fund invested in a larger number of issuers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s judgments about the attractiveness, income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio manager may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

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Memory Industry Risk. The memory semiconductor industry has historically been highly cyclical, with significant price volatility tied to industry-wide supply and demand imbalances. The Fund’s investments in memory producers may experience substantial volatility independent of broader equity market movements.

New Fund Risk. The Fund is newly organized and has no operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may be liquidated at an inopportune time.

No Affiliation with Reference Manager Risk. The Fund is not sponsored, endorsed, advised, or in any way affiliated with the Reference Manager or any related entity. The Reference Manager has not consented to the use of its or any affiliated person’s name in the Fund’s name or marketing materials, has not approved the Fund’s strategy, and has no obligation to maintain its current investment approach, to continue filing Form 13F-HR, or to operate in a manner that supports the Fund’s strategy. The Reference Manager could take action, including ceasing to manage investment vehicles subject to Form 13F-HR reporting requirements, that would frustrate the Fund’s strategy. The Reference Manager could also assert legal claims relating to the Fund’s name or marketing, which could result in costs to the Fund or require changes to the Fund’s name or operations.

Non-Diversification Risk. The Fund is non-diversified and may invest a greater percentage of its assets in fewer issuers, resulting in greater volatility than a diversified fund. A decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Nuclear Fuel Cycle Risk. The Fund invests in companies engaged in uranium mining, nuclear fuel conversion and enrichment, and nuclear component manufacturing. These businesses are subject to public policy risk, environmental and safety regulation, long permitting timelines, geopolitical events affecting uranium supply, and commodity price volatility. Demand for nuclear fuel from small modular reactor (“SMR”) projects is dependent on the commercialization of SMR technology, which remains in early stages.

Photonics and Optical/Electrical Interconnect Risk. The Fund invests in companies engaged in the design and manufacture of photonic integrated circuits, optical transceivers, silicon photonics components, and electrical/optical interconnect systems used in AI data center infrastructure. These markets are subject to rapid technology cycles, with new generations of transceivers and co-packaged optics requiring significant capital investment. Revenue concentration among a limited number of hyperscale customers means that purchasing decisions by a small number of buyers can materially affect the revenues and valuations of companies in this sleeve. Yield challenges associated with the integration of photonic components with standard semiconductor processes may delay or impair the commercialization of next-generation products. Pricing pressure from competing technologies or new entrants could also adversely affect the Fund’s investments in this category.

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Power Generation and Grid Equipment Risk. The Fund invests in companies that manufacture gas turbines, transformers, switchgear, and other power-related equipment. Demand for these products is sensitive to utility capital spending cycles, interest rates, regulatory approvals for new generation and transmission projects, and commodity input costs. Order backlogs can lengthen or contract rapidly with shifts in customer planning.

Sector Risk. The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

●	Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

Semiconductor Capital Equipment & Lithography Risk. The semiconductor capital equipment and lithography industries are highly concentrated and capital-intensive. A limited number of companies supply the advanced lithography equipment, deposition, etch, and inspection tools required to manufacture leading-edge semiconductors. These companies face long equipment lead times, multiyear customer order cycles, and significant research and development expenditures. Demand for their products is directly tied to the capital spending plans of major semiconductor manufacturers and foundries, which can shift rapidly in response to changes in end-market demand, trade policy, or access to technology. Export controls, particularly those restricting the sale of advanced semiconductor manufacturing equipment to China, have created and may continue to create material revenue disruptions for companies in this sleeve. A reduction in semiconductor capital expenditure cycles, delays in technology transitions, or the inability to achieve next-generation lithography milestones could adversely affect the Fund’s investments in this category.

●	Foundry and Advanced Packaging Risk. A significant portion of advanced semiconductor packaging capacity is concentrated in a small number of producers, with the majority located in Taiwan. Disruptions to these facilities, whether from natural disaster, geopolitical conflict, regulatory action, or commercial dispute, could have an outsized adverse effect on the Fund’s portfolio.

Tracking Risk and Reporting-Lag Risk. The Fund seeks to replicate publicly disclosed long equity positions of the Reference Manager. Form 13F-HR is filed quarterly with a 45-day reporting lag, and the Fund reconstitutes following each filing. As a result, the Fund’s holdings at any given time may differ materially from the Reference Manager’s then-current portfolio. The Reference Manager may have already sold, reduced, or hedged positions that the Fund acquires, or may have established new positions that the Fund does not hold. This is an inherent and material limitation of the Fund’s strategy.

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Management of the Funds

Investment Adviser

Tuttle Capital Management, LLC, acts as the Fund’s investment advisor pursuant to an advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Advisor, located at 155 Lockwood Road, Riverside, Connecticut 06878 , is registered with the SEC as an investment advisor. The Advisor was founded in [●] by Matthew B. Tuttle and provides investment advisory services to a family of exchange-traded funds. As of [          ], the Advisor managed approximately $[X] in assets under management.

Investment Adviser Compensation

Under the investment advisory agreement, each Fund pays the Advisor a unified management fee at an annual rate of [          ]% of the Fund’s average daily net assets. The unified management fee is designed to pay all of the Fund’s ordinary operating expenses (other than certain excluded expenses such as interest, taxes, acquired fund fees and expenses, brokerage commissions, and extraordinary expenses) out of the Advisor’s own assets. The Advisor is responsible for paying the operating expenses of the Fund, including custodial, transfer agency, administration, audit, legal, trustee, and other ordinary expenses, from the unified management fee.

Approval of Advisory Agreement

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement with respect to each Fund will be available in the Funds’ semi-annual report to shareholders for the period ended [ ].

Portfolio Manager

Matthew B. Tuttle, Chief Executive Officer of the Advisor, serves as portfolio manager of each Fund. Mr. Tuttle has more than [●] years of investment management experience and is responsible for the day-to-day management of each Fund’s portfolio. The Funds’ Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund Shares.

Buying and Selling Fund Shares

Creation and Redemption

Shares of the Funds are listed and traded on the [Cboe BZX Exchange] (the “Exchange”) under the ticker symbols “[          ]” and “[          ],” respectively. Individual investors may purchase and sell Shares of each Fund only in the secondary market through a broker-dealer at prevailing market prices. The market price of Shares of each Fund may be higher or lower than the respective Fund’s NAV per share (“NAV per Share”) and will fluctuate based on supply and demand, as well as broader market conditions. You may be charged brokerage commissions or other charges when purchasing or selling your Shares.

Creation and Redemption

Each Fund issues and redeems Shares only in Creation Units consisting of a specified number of Shares. Creation Units are issued and redeemed in cash and/or in exchange for a specified basket of securities and/or other instruments. Only APs that have entered into an AP agreement with the Funds’ distributor may purchase or redeem Creation Units directly with the Funds.

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Creation Units are generally purchased with a basket of securities (“in-kind”) together with a small cash component, or with all cash, at the discretion of the Fund. Redemptions of Creation Units are generally effected in-kind. Transaction fees are charged to APs for each Creation Unit purchase and redemption to offset the Fund’s costs of processing the transaction.

The Funds reserve the right to change the number of Shares in a Creation Unit, to reject or delay Creation Unit orders, or to suspend Creation Unit transactions in limited circumstances.

Net Asset Value

The Fund calculates its NAV per Share as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, on each day that the NYSE is open for business (a “Business Day”). NAV per Share equals the total value of the Fund’s assets minus its liabilities, divided by the total number of Shares outstanding. The Fund’s securities are valued at their market value when market quotations are readily available.

When the NYSE is closed — including weekends, U.S. federal holidays, and other days on which the NYSE does not hold a trading session — the Fund does not calculate NAV and Shares are not eligible for creation or redemption. Shares may continue to trade in the secondary market on those days.

Bid-Ask Spread

When buying or selling Shares of each Fund in the secondary market, you may incur transaction costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”). This difference is known as the “bid-ask spread.” The bid-ask spread will vary based on market conditions, trading volume, and the liquidity of a Fund’s underlying portfolio securities. Information about each Fund’s median bid-ask spread will be available at www.tuttlecapital.com and on the Exchange’s website.

Premium/Discount to NAV

The market price of Shares may be higher (“premium”) or lower (“discount”) than each Fund’s NAV per Share at any given time. Premiums and discounts occur because the secondary market price of each Fund’s Shares is driven by supply and demand in the market and may not immediately reflect the value of a Fund’s underlying portfolio. Premium and discount information for the Funds will be available at [          ] and the Exchange’s website after the Funds begin trading.

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Dividends, Distributions, and Taxes

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders at least annually. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which Shares were purchased makes such reinvestment available. The Funds do not have a fixed distribution policy.

Distributions will be reinvested in additional Shares of each Fund unless a shareholder elects to receive distributions in cash. Reinvestment of distributions will be made at the NAV per Share on the distribution payment date if reinvested through the Funds’ transfer agent, or at the prevailing market price if reinvested through a broker-dealer.

Tax Information

The following is a general summary of certain U.S. federal income tax consequences of investing in the Funds. This summary does not address all possible tax consequences and is not intended as tax advice. Shareholders should consult their own tax advisors regarding their specific tax situations.

Tax Treatment of Distributions

A Fund’s distributions are generally taxable to shareholders who are not investing through a tax-advantaged account. Distributions attributable to net investment income and short-term capital gains are generally taxable as ordinary income. Distributions attributable to long-term capital gains are generally taxable at preferential long-term capital gains rates for individual shareholders. Each Fund’s active management approach, including frequent rebalancing, may cause a Fund to realize more capital gains than a passively managed fund and result in higher taxable distributions.

Sale or Exchange of Shares

A sale or exchange of Shares is generally a taxable event. You will generally recognize a capital gain or loss equal to the difference between the amount you receive and your adjusted tax basis in the Shares you sell. Capital gains on Shares held for more than one year are generally taxed at preferential long-term capital gains rates.

Tax-Advantaged Accounts

If you are investing through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (“IRA”), or similar tax-advantaged account, your investment in a Fund may be subject to tax only upon withdrawal from the account. The rules governing tax-deferred accounts are complex; you should consult your tax advisor.

Foreign Tax Considerations

The Funds may invest in ADRs of foreign issuers. Dividends from foreign issuers may be subject to foreign withholding taxes, which may reduce the amount received by the Funds and may or may not be creditable against U.S. tax by shareholders, depending on the circumstances.

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The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Shares. Consult your personal tax adviser about the potential tax consequences of an investment in Shares under all applicable tax laws.

Frequent Purchases and Redemptions

Shares of a Fund can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

Fund Service Providers

Administrator. The Trust has entered into a Fund Accounting & Administration Agreement with The Nottingham Company (the “Administrator”), located at 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27804. Under the Fund Administration Agreement, The Nottingham Company serves as fund accountant, administrator and in other capacities for the Funds.

Custodian. [___] (the “Custodian”), located at [___] serves as the custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities, and paying out monies of the Funds.

Transfer Agent. Nottingham Shareholder Services LLC (the “Transfer Agent”), located at 116 South Franklin Street, PO Box 4365, Rocky Mount, North Carolina 27804, serves as the transfer agent for the Funds and serves as the dividend disbursing agent for the Funds.

Distributor. Paralel Distributors LLC (the “Distributor”), located at 1700 Broadway, Suite 210, Denver, Colorado 80290, is the distributor for the Shares.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Counsel. Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103 serves as counsel to the Trust.

Independent Registered Public Accounting Firm. [___], located at [___], serves as the Funds’ independent registered public accounting firm. They audit the Funds’ financial statements and perform other related audit services.

Financial Highlights

Financial highlights are not presented because the Funds had not commenced operations as of the date of this Prospectus.

For More Information

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). On each business day, before commencement of trading on the Exchange, the Funds will disclose the identities and quantities of the Funds’ portfolio holdings that will form the basis for the Funds’ calculation of NAV at the end of the business day. These disclosures can be found at:

Tuttle Capital AI Bottleneck ETF	[ ]
Tuttle Capital Situational Awareness Tracker ETF	[ ]

Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-773-3863.

Premium/Discount Information

Information regarding how often the Shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund during the prior calendar year and subsequent quarters, when available will be available at:

Tuttle Capital AI Bottleneck ETF	[ ]
Tuttle Capital Situational Awareness Tracker ETF	[ ]

38

Additional Information

More information about the Fund can be found in the Statement of Additional Information, which is incorporated by reference into this prospectus. Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders and in Form N-CSR. The annual reports will include a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financials.

The Fund’s Statement of Additional Information and the annual and semi-annual reports and financial statements are available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:

Call:	1-800-773-3863 (toll free) Monday through Friday, 8:30 a.m. to 5:00 p.m. (Eastern time)
Email:	shareholders@ncshare.com

Write:	[Fund Name] 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
Website:	Tuttle Capital AI Bottleneck ETF [ ]
Tuttle Capital Situational Awareness Tracker ETF [ ]

Reports and other information about each Fund are also available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

Investment Company Act file number: 811-22398

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Tuttle Capital ETFs

Fund	Ticker	Principal Listing Exchange
Tuttle Capital AI Bottleneck ETF	[ ]	[Cboe BZX Exchange, Inc.]
Tuttle Capital Situational Awareness Tracker ETF	[ ]	[Cboe BZX Exchange, Inc.]

[_________], 2026

Each a series of the

Spinnaker ETF Series
116 South Franklin Street
Rocky Mount, North Carolina 27804
Telephone 1-800-773-3863

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the Tuttle Capital AI Bottleneck ETF and Tuttle Capital Situational Awareness Tracker ETF (each, a “Fund” and together, the “Funds”), dated [            ], 2026, (the “Prospectus”) as supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus, Annual, Semi-Annual Reports, and Financial Statements, when available, may be obtained, without charge, by writing or calling the Funds at the address or phone number shown above or online at [           ]. The Prospectus is incorporated by reference into this SAI.

Reference to the Investment Company Act of 1940, as amended, (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the U.S. Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

Spinnaker ETF Series (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016 and is authorized to have multiple series. The Trust currently consists of 19 series. The Trust is an open-end management investment company, registered under the 1940 Act. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to Tuttle Capital AI Bottleneck ETF and Tuttle Capital Situational Awareness Tracker ETF (each, a “Fund” and together, the “Funds”). The Funds are exchange-traded funds (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares may be purchased or redeemed directly from such Fund at NAV only by Authorized Participants and only in Creation Unit increments. In addition, unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The Funds are actively managed and are not intended to track a market index. The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The Funds are classified as “non-diversified” within the meaning of the 1940 Act.

The Funds are managed by Tuttle Capital Management, LLC (the “Advisor”).

The Funds will offer and issue Shares at NAV only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities specified by the Funds (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

The Funds’ Shares are listed on [Cboe BZX Exchange, Inc.] (the “Exchange”) under the trading symbols set out on the front cover.

Fund Shares trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of [ ] Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105% and up to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

Shares are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may, but is not required to, remove the Shares from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Funds, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove the Shares from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of the Funds in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

INVESTMENT RESTRICTIONS AND POLICIES

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund. The investment objectives of the Funds and all other investment policies or practices of the Funds are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Shares of a Fund.

As a matter of fundamental policy, a Fund (except as otherwise noted below) may not:

(1)       Concentrate its investments. The Fund’s concentration policy does not allow the Fund to purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets except that the Tuttle Capital AI Bottleneck ETF will concentrate its investments in industries or groups of industries related to AI Bottleneck Companies. This restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities.

(2)       Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(3)       Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(4)       Make loans, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(5)       Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts.

(6)       Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits a Fund to borrow money in amounts up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with SEC staff guidance and interpretations, when the Fund engages in such transactions, the Fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The policy in (2) above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the Investment Company Act and to permit the Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the Investment Company Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations. The Fund’s specific policies for segregation of assets are described in “Additional Information About Investment Policies” above.

For purposes of the Fund’s concentration policy, if the Fund invests in one or more investment companies, the Fund will examine the holdings of such investment companies to ensure that the Fund is not indirectly concentrating its investments in a particular industry or group of industries. In determining the exposure of the Fund to a particular industry or group of industries for purposes of the fundamental investment restriction on concentration, the Fund currently uses Standard & Poor’s Global Industry Classification Standard (GICS) in order to classify industries. With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non- fundamental policies unless, otherwise indicated.

1.	May not to invest in the securities of a company for the purpose of exercising management or control, or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act.

2.	The following apply:

a.	The Tuttle Capital AI Bottleneck ETF will invest at least 80% of its net assets in equity securities of companies the Advisor has identified as having primary or material revenue exposure to one of the AI bottleneck categories (as described in the Fund’s prospectus).

b.	The Tuttle Capital Situational Awareness Tracker ETF will invest at least 80% of its net assets in U.S.-listed equity securities that the Advisor believes correspond to long equity positions disclosed by Leopold Aschenbrenner (the “Reference Manager”) in its most recent Form 13F-HR or other publicly available regulatory filings.

For purposes of the foregoing, “net assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that provide investment exposure to the investments in each Fund’s 80% Policy described above and the derivatives that provide investment exposure to one or more market risk factors associated with such investments may also be counted toward each Fund’s 80% Policy. Each Fund’s 80% investment policy applies at the time of investment and is subject to periodic evaluation thereafter. To the extent a Fund’s 80% Policy is no longer met at the time of a periodic evaluation and cannot be rectified within a certain time period prescribed by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that a Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). Each Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund’s policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

INVESTMENT POLICIES AND RISKS

The investment objectives and principal investment strategies for the Funds are provided in the Prospectus. The Funds may not invest in all of the investments listed below. Unless a strategy, instrument, or policy described below is specifically prohibited by the Funds’ investment restrictions or by applicable law, the Funds may, but will not necessarily, engage in each of the investment practices described below. Except as stated elsewhere in the Prospectus or this SAI, to the extent the Funds have reserved the freedom to invest in a type of investment or to utilize a particular investment practice, the Funds may invest in such investment or engage in such investment practice without limit.

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus under the headings “Principal Risks of Investing in the Funds.” The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Diversification Status. The Funds are classified as “non-diversified.” A non-diversified fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may constitute a significant percentage of the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than experienced by more diversified investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that each Fund satisfies a minimum distribution requirement.

General Considerations and Risks. Investments in the Funds should be made with an understanding that the value of the portfolio of securities held by the Funds may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally, and other factors.

Common Stock. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference, and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Loans of Portfolio Securities. The Funds may lend their investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the applicable Fund. These loans cannot exceed 33 1/3% of a Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by the securities lending agent, so long as the terms, the structure, and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the applicable Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis), and maintained in an amount equal to at least 100% of the value of the portfolio securities being lent; (b) the loan be made subject to termination by a Fund at any time; and (c) a Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third-party securities lending agent that is unaffiliated with the Funds.

Risks of Securities Lending. A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Advisor determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Fund’s loaned securities and for which the vote could be material to the Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, such Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to “operational risk” (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities may be invested in short-term liquid fixed income securities or in money market or short-term mutual funds, or similar investment vehicles. A Fund bears the risk of such investments. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies, and restrictions, the Fund or the Advisor will consider the loaned securities as assets of the Fund but will not consider any collateral received as a Fund asset. A Fund may have to pay the borrower a fee based on the amount of cash collateral. A Fund may pay lending fees to a party arranging the loan.

Senior Securities. In general, the Funds may not issue any class of senior security, except within the limitations of the 1940 Act. These limitations allow each Fund to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% (the “Asset Coverage Requirement”) for all Fund borrowings, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Funds comply with the requirements of the 1940 Act with respect to such securities.

Repurchase Agreements. The Funds may enter into repurchase agreements pursuant to which securities are acquired by the Funds from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Funds are authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Funds may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Advisor will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, such Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Funds are able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Funds have an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when the Advisor believes it will be advantageous to the Funds. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Funds’ assets. The custodian bank will maintain a separate account for the Funds with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Ratings, or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Advisor; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. The Funds may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Funds’ investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of a Fund’s total assets with respect to any one investment company, and (iii) 10% of a Fund’s total assets of investment companies in the aggregate.

Illiquid Securities. The Funds may invest in illiquid assets with up to 15% of each Fund’s assets, including Rule 144A securities deemed illiquid by the Advisor. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Funds may utilize exchange-traded futures and options contracts.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Funds would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.

Put Options. The Tuttle Capital Situational Awareness Tracker ETF may purchase exchange-traded put options on U.S.-listed equity securities as part of its replication strategy. The Fund will purchase put options only where the Reference Manager has disclosed a corresponding put option position in its Form 13F-HR filing. The Fund will not write (sell) put or call options as part of this strategy. The maximum loss on any purchased put option is limited to the premium paid. Put options purchased by the Fund will be exchange-traded and subject to the rules and margin requirements of the relevant options exchange.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. With respect to investments in swap transactions, commodity futures, commodity options, or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or commodity pool operator (“CPO”). First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. If the Advisor were required to register as a CPO with respect to a Fund, the disclosure and operations of such Fund would need to comply with all applicable Commodity Futures Trading Commission (“CFTC”) regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index, or asset. Swap agreements will usually be done on a net basis, the Funds receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap is accrued daily and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, because of its bankruptcy or otherwise, the Funds may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Risks of Derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that a Fund may use are described in more detail under “Futures and Options” and “Swap Agreements” in this SAI. The Funds may, but are not required to, use derivative instruments for risk management purposes or as part of their investment strategies.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk, and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that a Fund maintains “cover” or collateral securities in connection with the use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. The Funds limit their investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Funds.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the Advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized over-the-counter (“OTC”) derivative instruments that the CFTC and SEC defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing occurs on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Funds’ ultimate counterparty is a central clearinghouse rather than a swap dealer, bank, or other financial institution. The Funds enter into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When the Funds enter into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require an additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Funds or may be received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Funds have a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Funds have a loss of less than the margin amount, the excess margin is returned to the Funds. If the Funds have a gain, the full margin amount and the amount of the gain is paid to the Funds.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Funds of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Funds have an open position in a swap contract. The assets of the Funds may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Funds might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers or central counterparty’s clearing members. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use the Funds’ assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, the Funds may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Funds may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Funds to support their obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Funds are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Funds can enter into a new trade, market conditions may become less favorable to the Funds.

Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of its investment strategy, and could ultimately prevent the Funds from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), the Funds’ counterparty is a clearing house, rather than a bank or broker. Since the Funds are not a member of any clearing houses and only clearing members can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

Risks of Futures and Options Transactions. Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Funds have insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they have sold.

The Funds will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large, as traditionally measured, due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to that which is comparable to what it would have incurred through direct investment in securities. Utilization of futures transactions by the Funds involve the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from the Underlying Index. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements. Bilateral swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Funs’ will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Funds’ rights as a creditor. Some interest rate and credit default swaps are currently subject to central clearing and exchange trading. Although exchange-trading and clearing decreases the counterparty risk involved in bilaterally negotiated contracts and increased market liquidity, exchange-trading and clearing will not make the contracts risk-free.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

It is possible that developments in the swaps market, including government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Where swap agreements are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, they may be considered to be illiquid and subject to the Funds’ limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest.

If the Funds use a swap as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps are complex and often valued subjectively.

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers are susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website or telephone system. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cyber-attacks have the potential to interfere with the processing of authorized participant transactions and shareholder transactions on the Exchange. Furthermore, cybersecurity failures or breaches by the Funds’ third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, and financial intermediaries), may cause disruptions and impact the service providers’ and the Funds’ business operations, potentially resulting in financial losses, the inability of fund shareholders to transact business and the Funds to process transactions, inability to calculate each Fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Funds or their third-party service providers.

The Funds may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such securities to lose value.

Debt Obligations. The Funds may invest in debt obligations traded in U.S. or foreign markets. Such debt obligations include, among others, bonds, notes, debentures, and variable rate demand notes. In choosing corporate debt securities on behalf of the Funds, the Advisor may consider (i) general economic and financial conditions; and (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) other considerations deemed appropriate.

The Funds may invest in debt securities that are rated below investment grade (i.e., “junk bonds”) by nationally recognized statistical rating organizations (“NRSROs”) or are unrated securities that the Advisor believes are of comparable quality. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

Companies that issue junk bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating from an NRSRO of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Funds’ ability to dispose of particular issues and may also make it more difficult for the Funds to obtain accurate market quotations in valuing these assets. In the event the Funds experience an unexpected level of net redemptions, the Funds could be forced to sell their junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

U.S. Government Obligations. The Funds may invest in U.S. government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities include bills, notes, and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government- sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

Convertible Securities. The Funds may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks, and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted. The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. Convertible securities may be illiquid and may be required to convert at a time and at a price that is unfavorable to the Funds. To the extent that the Funds invest in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Mortgage-Backed and Asset-Backed Securities. The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities (“MBS”) are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

The actions of the U.S. Treasury are intended to ensure that FNMA and FHLMC maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

In the basic mortgage pass-through structure, mortgages with similar issuer, term, and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction.

For the foregoing and other reasons, the Funds may seek to obtain exposure to U.S. agency mortgage pass- through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Funds to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Advisor will monitor the creditworthiness of such counterparties. In addition, the Funds may accept assignments of TBA transactions from Authorized Participants (as defined below) from time to time. The Funds’ use of “TBA rolls” may cause the Funds to experience higher portfolio turnover, higher transaction costs, and to pay higher capital gain distributions to shareholders (which may be taxable) than other funds.

The Funds intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements, commercial paper (including asset-backed commercial paper), or other high-quality, liquid short-term instruments, which may include money market funds affiliated with the Advisor.

Other asset-backed securities are structured like MBS, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include items such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If the Funds purchase a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset- backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage- backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.

Risks of Mortgage-Related Securities. Investment in MBS poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Beside the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process, and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of MBS may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issuer. In a period of unstable interest rates, or under a variety of other circumstances, there may be decreased demand for certain types of MBS, and the Funds invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest but are not backed by the full faith and credit of the U.S. Government except to the extent previously described. The performance of private label MBS, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Securities. The Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal securities share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax- exempt industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). In addition, the Funds may invest in lease obligations. Lease obligations may take the form of a lease, or an installment purchase contract issued by public authorities to acquire a wide variety of equipment and facilities.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation’s earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases, an issuer may offer auction rate preferred stock, which means that the dividend to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Bank Instruments. The Funds may invest in certificates of deposit (“CDs”), time deposits and bankers’ acceptances from U.S. banks. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A CD is a negotiable interest-bearing instrument with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a CD, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Participation Interests. The Funds may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a “Lender”) or from other holders of a participation interest (a “Participant”). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the “Borrower”). The Funds generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Funds will be required to rely on the Lender or the Participant that sold the participation interest, both for the enforcement of the Funds’ rights against the Borrower and for the receipt and processing of payments due to the Funds under the loans. Under the terms of a participation interest, the Funds may be regarded as a member of the Participant, and thus the Funds are subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. Generally, the Funds consider participation interests to be illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities.

Commercial Instruments. The Funds may invest in commercial interests, including commercial paper and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance.

Variable, Floating, or Fixed-to-Floating Rate Instruments. The Funds may invest in securities that have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. The Funds may also invest in securities that have a fixed-to-floating rate instruments where there is a fixed dividend rate for an initial term that converts to a floating dividend rate upon the expiration of the initial term. Variable, floating or fixed-to-floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable, floating, or fixed-to-floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Funds are subject to payment of principal and accrued interest (usually within seven days) on the Funds’ demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. The Advisor will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

Zero-Coupon and Pay-in-Kind Securities. The Funds may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid certain excise taxes, the Funds may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Delayed Delivery Transactions. The Funds may use delayed delivery transactions as an investment technique. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Funds to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Funds may purchase securities on a delayed delivery basis to the extent that it can anticipate having available cash on the settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

Investment in securities on a delayed delivery basis may increase the Funds’ exposure to market fluctuations and may increase the possibility that the Funds will incur short-term gains subject to federal taxation or short- term losses if the Funds must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Funds will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments.

The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Funds and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Funds until settlement. The Funds may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Funds enter a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

When-Issued Securities. The Funds may purchase when-issued securities. Purchasing securities on a “when issued” basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Funds may sell these securities before the settlement date if it is deemed advisable.

Securities purchased on a when-issued basis and the securities held in the Funds’ portfolio are subject to changes in market value based upon the public’s perception of the creditworthiness of the issuer and, if applicable, the changes in the level of interest rates. Therefore, if the Funds are to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Funds’ assets will fluctuate to a greater degree. Furthermore, when the time comes for the Funds to meet their obligations under when-issued commitments, the Funds will do so by using then available cash flow or by sale of securities, or although it would not normally expect to do so, by directing the sale of when-issued securities themselves (which may have a market value greater or less than the Funds’ payment obligation).

Investment in securities on a when-issued basis may increase the Funds’ exposure to market fluctuation and may increase the possibility that the Funds will incur short-term gains subject to federal taxation or short-term losses if the Funds must sell another security in order to honor a when-issued commitment. The Funds will employ techniques designed to reduce such risks.

Rule 144A Securities. The Funds may invest in Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act. The Advisor, under supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds’ restriction on illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Advisor will also monitor the liquidity of Rule 144A securities, and if, as a result of changed conditions, the Advisor determines that a Rule 144A security is no longer liquid, the Advisor will review the Funds’ holdings of illiquid securities to determine what, if any, action is required to assure that the Funds comply with their restrictions on investment of illiquid securities. Investing in Rule 144A securities could increase the amount of the Funds’ investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

An investment in the Funds should be made with an understanding that the value of the Funds’ portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Funds should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, and banking crises.

EQUITY SECURITIES

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Fund that holds equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

NON-U.S. AND EMERGING MARKETS SECURITIES

The Funds’ return and NAV may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of the Funds’ foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for the Funds’ portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. debt securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards, or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Investing in emerging market debt securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for the Funds’ portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

[TAX RISKS

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.]

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Advisor and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act are referred to as independent trustees (“Independent Trustees”).

The following table provides information about the Trustees and officers of the Trust. Unless otherwise indicated, the address of all persons below is 116 S. Franklin Street, Rocky Mount, NC 27802.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/2016	Independent Investor since 2012.	19	Independent Trustee of the Volt ETF Trust for all its series since 2016; and Wonderfund Investment Trust for all of its series since July 2021; (all registered investment companies).
Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/2016	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	19	None.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/2016	Chief Compliance Officer, OBP Capital, LLC since 2018; Managing Member, OBP Capital, LLC since 2015. Previously, President of The Nottingham Company from 2018 to 2024.
Pete McCabe (09/1972)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 05/2023	President, The Nottingham Company since 2025. Previously, Chief Operating Officer of The Nottingham Company from 2018 to 2025.
Tracie A. Coop (12/1976)	Secretary and Chief Compliance Officer	Since 12/2019 and 09/2025, respectively	General Counsel, The Nottingham Company since 2019.

Qualification of Trustees. The Board believes that each Trustee’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees on the Board leads to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that its Trustees’ ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes, and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.

In addition, the following specific experience, qualifications, attributes and/or skills were considered in respect of the listed Trustee.

Mr. Galloway has over twenty years of experience in the investment industry, particularly with respect to high yield, bank loans, and distressed securities. He spent 12 years at Western Asset Management (“WAMCO”), where he served as an analyst and portfolio manager. Prior to joining WAMCO in 2000, Mr. Galloway worked at Merrill Lynch Asset Management, where he analyzed multiple industry sectors. He began his investment career in 1992 at a boutique investment firm, where he specialized in high yield and distressed securities. He received his BA in History and Public Policy from Duke University and an MBA from Kellogg School of Management at Northwestern University.

Mr. Eberdt is an entrepreneur with a particular focus on health care and related industries. His most recent venture was as co-founder of Parata Systems LLC, a pharmaceutical automation company. Previously, Mr. Eberdt served as president of MyDailyHealth. Prior to MyDailyHealth, he served in sales and marketing related posts with American Hospital Supply/Baxter Healthcare and Eon Labs. He received his BA in Political Science from Duke University.

Leadership Structure and Oversight Responsibilities. Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged the Advisor to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Advisor and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, and the Trust’s charter. The Board is currently composed of two members, all of whom are Independent Trustees. The Board currently conducts regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with service providers to the Trust.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established three standing committees: an Audit Committee, a Governance Committee, and a Nominating Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time the Board may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each Standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.

With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust’s Chief Compliance Officer (“CCO”).  The Audit Committee also meets with the Trust’s independent registered public accounting firm on an annual basis, to discuss, among other things, the internal control structure of the Trust’s financial reporting function. When appropriate, the Board may hold special meetings or communicate directly with Trust management, the CCO, the Trust’s third-party service providers, legal counsel, or independent public accountants to address matters arising between regular board meetings or needing special attention. In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.

The Board met [___] times during the fiscal year ended [_______].

Audit Committee. All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met [___] times during the fiscal year ended [_______].

Fair Valuation Committee. In accordance with Rule 2a-5 of the 1940 Act, the Board has appointed the Advisor as the “Valuation Designee” for the Funds’ portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by the Advisor as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Fair Valuation Committee of the Board. An Independent Trustee and a representative of the Advisor are members of the Fair Valuation Committee. The Fair Valuation Committee meets only as necessary. The Fair Valuation Committee did not meet during the fiscal year ended [_____].

Governance Committee. All of the Independent Trustees are members of the Governance Committee. The Governance Committee assists the Board in adopting fund governance practices and meeting certain fund governance standards. The Governance Committee also nominates, selects, and appoints Independent Trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually but may also meet as often as necessary to carry out its purpose. The Governance Committee met [___] times during the fiscal year ended [_______].

Beneficial Equity Ownership Information. The table below sets forth, as of [______], the dollar range of equity securities beneficially owned by each Trustee in the Fund, and the aggregate dollar range of equity securities in the Fund complex.

A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen or to be Overseen by Trustee in Family of Investment Companies
Thomas R. Galloway	Tuttle Capital AI Bottleneck ETF	[ ]
	Tuttle Capital Situational Awareness Tracker ETF	[ ]
[ ]

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen or to be Overseen by Trustee in Family of Investment Companies
Jesse S. Eberdt, III	Tuttle Capital AI Bottleneck ETF	[ ]
	Tuttle Capital Situational Awareness Tracker ETF	[ ]
[ ]

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust and the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.

Each of the Trustees serves as a Trustee to all series of the Trust, including the Funds. For their services as Trustees of the Trust for the fiscal year ending [____________], the Trustees are estimated to receive the following compensation:

Name of Trustees	Aggregate Compensation from the Tuttle Capital AI Bottleneck ETF	Aggregate Compensation from the Tuttle Capital Situational Awareness Tracker ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees
Thomas R. Galloway	$[_____]	$[_____]	None	None	$[_____]
Jesse S. Eberdt, III	$[_____]	$[_____]	None	None	$[_____]

Control Persons and Principal Holders of Securities. As of the date of this SAI, the Funds had not yet publicly offered their Shares and, therefore, the officers and Trustees of the Trust collectively owned less than 1% of the then outstanding Shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of Shareholders. Although the Funds do not have information concerning the beneficial ownership of Shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of the date of this SAI, no DTC participant owned of record 5% or more of the outstanding Shares.

Potential Conflicts of Interest. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.

The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Investment Advisor. Tuttle Capital Management, LLC, located at 155 Lockwood Road, Riverside, Connecticut 06878, serves as the investment advisor to the Funds pursuant to an investment advisory agreement between the Trust, on behalf of the Funds and the Advisor. The Advisor commenced operations in 2012. The Advisor is principally owned and controlled by Matthew Tuttle. The Advisor is responsible for furnishing the investment program for the Funds and managing the investment and reinvestment of the Funds’ assets on an ongoing basis.

Investment Advisory Agreement. The investment advisory agreement for the Funds is effective for an initial two-year period and will be renewed thereafter from year to year only so long as such renewal and continuance is specifically approved at least annually (i) by the Board of the Trustees or by vote of a majority of the outstanding voting securities of the Funds and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement is terminable without penalty by the Trust by vote of the Board of the Trust or by vote of a majority of the outstanding voting securities upon on sixty (60) calendar days’ written notice, or by the Advisor upon 60 calendar days’ written notice. The investment advisory agreement will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the investment advisory agreement, the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the investment advisory agreement.

Pursuant to the Advisory Agreement, each Fund pays the Advisor a unitary management fee equal to [ ]% of its average daily net assets of each Fund. The unitary management fee paid to the Advisor under the Advisory Agreement is designed to pay the Funds’ expenses and to compensate the Advisor for providing service for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit, and other services, and Independent Trustees’ fees, but excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor). The Advisor, and not Fund shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets.

Other Accounts Managed by the Portfolio Managers. Matthew Tuttle is the portfolio manager of the Funds and is responsible for the day-to-day management of the Funds’ portfolios.

Information regarding other accounts managed by the portfolio managers as of [______], is set forth below:

Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Matthew Tuttle	[___]	$[___]	[___]	$[___]	[___]	$[___]
Accounts with Performance-Based Advisory Fee
Matthew Tuttle	[___]	$[___]	[___]	$[___]	[___]	$[___]

Portfolio Manager Compensation Structure Disclosure

Compensation. The portfolio manager’s compensation varies with the general success of the Advisor as a firm. Mr. Tuttle is also paid a salary plus a bonus based on the profitability of the Advisor as a firm. The portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor’s distributable profits and assets under management.

Ownership of Fund Shares. [As of the date of this SAI, the Portfolio Manager did not beneficially own Fund Shares.]

Administrator. The Trust has entered into a fund accounting and administration agreement with The Nottingham Company (“Administrator”), located at 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Administrator performs the following services for the Funds: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Funds.

The Administrator receives fees for its services and is reimbursed for out-of-pocket expenses.

Distributor. Under the Distribution Agreement between the Trust and Paralel Distributors LLC (the “Distributor”), the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is located at 1700 Broadway, Suite 2100, Denver, Colorado 80290. Shares are continuously offered for sale by the Funds through the Distributor or its agent only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands, and the District of Columbia.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described below), Depository Trust Company (“DTC”) participants and/or investor services organizations. The Advisor or its Affiliates may, from time to time and from their own resources, pay, defray, or absorb costs relating to distribution, including payments out of their own resources to the Distributor, or to otherwise promote the sale of shares.

The Distributor and its affiliate may receive compensation or reimbursement from the Advisor with respect to any services under the distribution agreement, as may be agreed upon by the parties from time to time.

Payments by the Advisor and its Affiliates. The Advisor, and/or its Affiliates (“Advisor Entities”) pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, other funds or exchange-traded products in general. Advisor Entities make these payments from their own assets and not from the assets of the Funds. Although a portion of Advisor Entities’ revenue comes directly or indirectly in part from fees paid by the Funds and other funds, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Funds or other funds. Advisor Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals, and individual investors more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms, and reporting systems (“Education Costs”). Advisor Entities also make payments to Intermediaries for certain printing, publishing, and mailing costs associated with the Funds or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, Advisor Entities make payments to Intermediaries that make Shares and certain other funds available to their clients, develop new products that feature the Funds, or otherwise promote the Funds and other funds. Advisor Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Advisor Entities believe may benefit the Funds’ business or facilitate investment in the Funds. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients, and these financial incentives may cause the Intermediary to recommend the Funds and other funds over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, Advisor Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. Advisor Entities may determine to make such payments based on any number of metrics. For example, Advisor Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels, or an amount based on the Intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Advisor anticipates that the payments paid by Advisor Entities in connection with the Funds and exchange-traded products in general will be immaterial to Advisor Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Advisor Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

The Funds may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Funds would pay a fee to the exchange used for incentivizing one or more market makers in the securities of the Funds to enhance the liquidity and quality of the secondary market of securities of the Funds. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Funds. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Funds solely for the benefit of the Funds and will not be paid from any Fund assets. Certain funds managed by the Advisor may also participate in such programs.

Custodian. [_________] (the “Custodian”), located at [_________________] serves as custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of the Funds, receiving for deposit into such accounts payments for Shares, collecting income and other payments due the Funds with respect to portfolio securities, and paying out monies of the Funds. The custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent. Nottingham Shareholder Services, LLC (the “Transfer Agent”), located at 116 S. Franklin Street, Rocky Mount, NC 27804, is the transfer agent for the Funds and also serves as the dividend disbursing agent for the Funds.

Counsel. Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103 is counsel to the Trust.

Independent Registered Public Accounting Firm. [__________] located at [__________________], serves as the Funds’ independent registered public accounting firm. They audit the Funds’ financial statements and perform other related audit services.

Compliance Services Administrator. The Trust has entered into a compliance services arrangement with The Nottingham Company, located at 116 S Franklin Street, Rocky Mount, NC 27804. The Trust’s CCO will prepare and update the Trust’s compliance manual and monitor and test compliance with the policies and procedures under the Trust’s compliance manual.

BROKERAGE TRANSACTIONS

Subject to policies established by the Board, the Advisor is primarily responsible for the execution of the Funds’ portfolio transactions and the allocation of brokerage. The Advisor does not execute transactions through any particular broker or dealer but seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm, and the firm’s risk and skill in positioning blocks of securities. While the Advisor generally seeks reasonable trade execution costs, the Funds do not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, the Advisor may select brokers based partly upon brokerage or research services provided to the Advisor and its clients, including the Funds. In return for such services, the Advisor may cause the Funds to pay a higher commission than other brokers would charge if the Advisor determines in good faith that the commission is reasonable in relation to the services provided.

In selecting brokers or dealers to execute portfolio transactions, the Advisor seeks to obtain the best price and most favorable execution for the Funds and may take into account a variety of factors including: (i) the size, nature, and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) the Advisor ’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread, or its equivalent for the specific transaction; and (ix) the Advisor’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, or other circumstances.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time and includes the dealer’s normal profit.

Under the 1940 Act, persons affiliated with the Funds and persons who are affiliated with such affiliated persons are prohibited from dealing with the Funds as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including the Advisor and its affiliates, in connection with such transactions. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

Purchases of money market instruments by the Funds are made from dealers, underwriters, and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

The Advisor, from time to time, effects trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with the Advisor in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

Investment decisions for the Funds and for other investment accounts managed by the Advisor and its Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by the Advisor. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to the Advisor; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to the Advisor or to induce future services or benefits to be rendered to the Advisor; or (v) to manage or equalize investment performance among different client accounts. The Advisor and its Affiliates may deal, trade and invest for their own account in the types of securities in which the Funds may invest.

Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When the Advisor is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to the Advisor’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Funds receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by the Advisor to be fair and equitable to clients may be used as well.

Because different accounts may have differing investment objectives and policies, the Advisor may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, the Advisor may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of the Advisor or its Affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by the Advisor on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other Advisor clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which the Advisor or an Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

In certain instances, the Advisor may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases it could be beneficial to the Funds. Transactions effected by the Advisor or its Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

As of the date of this SAI, the Funds had not yet commenced operation and therefore have not yet paid any brokerage commissions.

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients, or accounts that the Advisor or its Affiliates manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by the Advisor or its Affiliates are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by the Advisor and its Affiliates. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. The Advisor and its Affiliates may deal, trade and invest for their own account in the types of securities in which the Funds may invest. The Advisor and its Affiliates may, from time to time, affect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with the Advisor, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

Portfolio Turnover. The Funds may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. Because the Funds are newly organized, portfolio turnover information is not yet available.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on December 21, 2016 and consists of multiple separate portfolios or series.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights, and privileges thereof and to modify such preferences, voting powers, rights, and privileges without shareholder approval.

Each share issued by the Funds has a pro rata interest in the assets of the Funds. Shares have no preemptive, exchange, subscription, or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Funds, and in the net distributable assets of the Funds on liquidation. The Declaration of Trust also includes provisions permitting a shareholder to bring a derivative action only if he or she makes a pre-suit demand upon the Board to bring the subject action, unless an effort to cause the Trustees to bring such action is excused.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Funds, and ownership of Fund shares may be disclosed by the Funds if so required by law or regulation.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Paralel Distributors LLC, at the address provided herein under “Distributor.”

Book Entry Only System. DTC Acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE Arca and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI. The Board will periodically review the Funds’ proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available at no charge upon request by calling 1-252-972-9922 or by writing to Spinnaker ETF Series, P.O. Box 69, Rocky Mount, NC 27802 or on each Fund’s websites listed below. The Funds’ Form N-PX also is available on the SEC’s website at www.sec.gov.

Fund	URL
Tuttle Capital AI Bottleneck ETF	[________]
Tuttle Capital Situational Awareness Tracker ETF	[___ ___]

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Trust. The Trust’s policy is implemented and overseen by the chief compliance officer of the Funds, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Board must approve all material amendments to this policy. The Funds’ complete portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Funds. The Trust, the Advisor and the Distributor will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Advisor and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Advisor and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

CREATION AND REDEMPTION OF CREATION UNITS

General. The Funds issue and sell Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. A Creation Unit is an aggregation of 10,000 Shares. On days when the Listing Exchange closes earlier than normal, the Funds may require orders to be placed earlier in the day. In its discretion, the Advisor reserves the right to increase or decrease the number of the Funds’ shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Funds, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Fund is any day on which the Exchange on which the Funds are listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of the Funds generally consists of the in-kind deposit of a designated portfolio of securities (Deposit Securities) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Funds generally offer Creation Units partially for cash, but may, in certain circumstances, offer Creation Units solely for cash.

The Funds make available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Funds). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given fund until such time as the next-announced Fund Deposit is made available.

The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Funds’ portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Funds’ portfolio.

The Funds reserve the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through DTC or the clearing process (as discussed below) or that the Authorized Participant is not able to trade due to a trading restriction. The Funds also reserve the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which (i) the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities or other local laws or (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or in certain other situations.

Cash Purchase Method. Although the Funds do not ordinarily permit partial or full cash purchases of Creation Units of the Funds, when partial or full cash purchases of Creation Units are available or specified (Creation Units of the Funds are generally offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.

Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an authorized participant agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such authorized participant agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an authorized participant agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Funds do not expect to enter into an authorized participant agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its authorized participation agreement.

Purchase Orders. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase Shares, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify the Advisor and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

In connection with any purchase order, the Authorized Participant is responsible for any and all expenses and costs incurred by the Funds, including any applicable cash amounts.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable order to purchase Shares generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV (the “Cutoff Time”). Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the authorized participant agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. In the case of custom orders, the order must be received by the Distributor no later than one hour prior to the Cutoff Time in order to receive that day’s closing NAV per Share. The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Funds, will be processed based on the NAV next determined after such acceptance in accordance with the Funds’ Cutoff Times as provided in the authorized participant agreement and disclosed in this SAI.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to the Funds’ right (and the right of the Distributor and the Advisor) to reject any order until acceptance, as set forth below.

Once the Funds have accepted an order, upon the next determination of the NAV of the shares, such Funds will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Funds reserve the right to reject or revoke a creation order transmitted to it by the Distributor or their agent if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Funds, the Distributor or its agent and the Advisor make it impracticable to process purchase orders provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s position thereunder. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the Custodian, and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Funds of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent, and the Advisor shall be notified of such delivery and the Funds will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). The Funds reserve the right to settle Creation Unit transactions on a basis other than T+1, including a longer settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1 in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Funds from settling Creation Unit transactions within the normal settlement period. The securities settlement cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, a Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) settlement periods are possible.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Funds will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage the Funds may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Funds’ then-effective procedures. The Funds may use such cash deposit at any time to buy Deposit Securities for the Funds. The only collateral that is acceptable to the Funds is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Funds’ current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The authorized participant agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the cash collateral including, without limitation, liability for related brokerage, borrowings, and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Funds and the Funds’ determination shall be final and binding.

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

In addition to the standard transaction fee discussed above, the Funds may charge an additional variable fee (“Variable Fee”) for creations in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by the Advisor based on analysis of historical transaction cost data and the Advisor’s views of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to the transaction. The total transaction fees charged (i.e., the standard transaction fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Advisor, in its sole discretion, may adjust or waive a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees. The Advisor may waive the standard creation transaction fee when a Variable Fee is charged.

The following table sets forth the Funds’ standard creation transaction fees and the maximum total transaction fee charges for creation (as described above):

	Standard Creation Transaction Fee[1]	Maximum Total Transaction Fee[2]
Tuttle Capital AI Bottleneck ETF	$[ ]	$[ ]
Tuttle Capital Situational Awareness Tracker ETF	$[ ]	$[ ]
1.	Flat fee charged per transaction for one or more Creation Units.

2.	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Transaction Fee.

Redemption of Creation Units. Shares may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

The Funds generally redeem Creation Units partially for cash. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Funds.

The Funds make available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of the Funds until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.

If redemptions are not paid in cash, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Funds may, in their sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The Funds also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of the Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; or (ii) the delivery of the Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws, or in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as the Fund Security. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Funds generally redeem Creation Units partially for cash.

Cash Redemption Method. Although the Funds do not ordinarily permit partial or full cash redemptions of Creation Units of the Funds, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Funds are generally redeemed partially for cash), they will be affected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

Costs Associated with Redemption Transactions. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Funds. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Fund Securities from the Funds to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

In addition to the standard transaction fee discussed above, the Funds may charge an additional variable fee (“Variable Fee”) for redemptions in whole or partial cash to offset brokerage and impact expenses associated with the cash portion of the transaction. The amount of the Variable Fee payable to the Fund by the Authorized Participant is determined by the Advisor based on analysis of historical transaction cost data and the Advisor’s views of current market conditions, among other factors. The actual Variable Fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Funds with respect to the transaction. The total transaction fees charged (i.e., the standard transaction fee plus the Variable Fee) will not exceed the maximum amounts reflected in the table below. From time to time, the Advisor, in its sole discretion, may adjust or waive a Fund’s transaction fees or reimburse an Authorized Participant for all or a portion of the transaction fees. The Advisor may waive the standard creation transaction fee when a Variable Fee is charged.

The following table sets forth the Funds’ standard redemption transaction fees and the maximum total transaction fee charges for redemption (as described above):

	Standard Redemption Transaction Fee[1]	Maximum Total Transaction Fee[2]
Tuttle Capital AI Bottleneck ETF	$[ ]	$[ ]
Tuttle Capital Situational Awareness Tracker ETF	$[ ]	$[ ]
1.	Flat fee charged per transaction for one or more Creation Units.

2.	As a percentage of the net asset value per Creation Unit, inclusive of the Standard Transaction Fee.

Placement of Redemption Orders. Redemption requests for Creation Units of the Funds must be submitted to the Distributor by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem Shares generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. In the case of custom orders, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. On days when the Exchange closes earlier than normal, the Funds may require orders to redeem Creation Units to be placed earlier that day.  Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the authorized participant agreement. Investors should be aware that their particular broker may not have executed an authorized participant agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an authorized participant agreement. At any time, only a limited number of broker-dealers will have an authorized participant agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds’ Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds’ Transfer Agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day; (ii) a request in form satisfactory to the Funds is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the authorized participant agreement are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor or its agent shall notify the Funds and the Funds’ Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by the Funds generally will be made within one Business Day (i.e., “T+1”). The Funds reserve the right to settle redemption transactions on a basis other than T+1, including a longer settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, the Funds reserve the right to settle redemption transactions on a basis other than T+1 to accommodate market holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Funds from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, a Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days, the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours) the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Funds may in their discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Funds’ brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Funds cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

Although the Funds do not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Funds generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Funds, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in the section Regular Holidays below, in which more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds, at or prior to 10:00 a.m., Eastern time on the Exchange business day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage the Funds may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The authorized participant agreement permits the Funds to acquire Shares at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral together with liability for related brokerage and other charges.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Funds’ portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creations and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefore. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Regular Holidays. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. In no case will a Fund take more than 15 calendar days after the receipt of the redemption request to deliver such securities to an Authorized Participant.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for each such Fund, in certain circumstances. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

[TAXES

Each Fund intends to qualify for and has elected or intends to elect to be treated as a separate regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code, as amended (the “Code”). As a RIC, the Funds will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. To qualify for treatment as a RIC, the Funds must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Funds’ current and accumulated earnings and profits.

The Funds are treated as a separate corporations for federal income tax purposes. Each Fund is therefore considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.

The Funds will be subject to a 4% excise tax on certain undistributed income if they do not distribute to their shareholders in each calendar year at least 98.2% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Funds and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Funds may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities, and structured notes. Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Funds. The Funds may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Certain of the Funds’ investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash, and (vii) produce non-qualifying income for purposes of the income test required to be satisfied by a RIC. The application of these rules could cause such Fund to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect the Funds’ status as a RIC. The Funds will monitor their investments and may make certain tax elections in order to mitigate the effect of these provisions.

The Funds may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount (OID) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Funds to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the Funds’ investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Funds’ net capital gain.

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of the Funds’ total assets at the close of each quarter of its taxable year is represented by interests in other RICs, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by such Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Funds’ taxable year whether the foreign taxes paid by each Fund will “pass-through” for that year. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

The Funds may gain commodity exposure through investment in exchange traded funds that are treated as RICs or “qualified publicly traded partnerships” or grantor trusts for U.S. federal income tax purposes. An exchange traded fund that seeks to qualify as a RIC may gain commodity exposure through investment in commodity- linked notes and in subsidiaries that invest in commodity-linked instruments. Although the IRS has issued numerous favorable private letter rulings to certain RICs that gain commodity exposure in this manner, such rulings can be relied on only by the taxpayers to whom they are issued. Future IRS guidance (or possibly legislation, other regulatory guidance or court decisions) could limit the ability of an exchange traded fund that qualifies as a RIC to gain commodity exposure regardless of whether that exchange traded fund previously received a favorable IRS private letter ruling with respect to such investment activity. Investments by the Funds in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited to enable the Funds to satisfy certain asset diversification and qualifying income tests for qualification as a RIC. Failure to satisfy either test would jeopardize the Funds’ status as a RIC. Loss of such status could materially adversely affect the Funds.

The Funds or some of the REITs in which the Funds may invest may be permitted to hold residual interests in real estate mortgage investment conduits (“REMIC”s). A REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long-term capital gains by a Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce a Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a Passive Foreign Investment Company. Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties. Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans, or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax.

In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon RICs that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income. These rules are potentially applicable to each Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.

Distributions from the Funds’ net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of the Funds through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

The Funds’ net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Dividends declared by the Funds in October, November, or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of either 15% or 20%, depending on whether the taxpayer’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by the Funds to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Funds and the shareholder. The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, the Funds will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale, exchange, or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of the Funds may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts.

If, for any calendar year, the total distributions made exceed the Funds’ current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities (“Foreign Shareholders”) that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, Foreign Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S., or (ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

The Funds are not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by the Funds as “interest-related dividends” or “short-term capital gain dividends,” provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. However, the Funds may withhold tax on these amounts regardless of the fact that it is not required to do so. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a Foreign Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a Fund is a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Fund shares by a Foreign Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund shares would be FIRPTA gain. A Fund will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a Foreign Shareholder that owns more than 5% of a Fund’s shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a Foreign Shareholder that is a corporation. Even if a Foreign Shareholder does not own more than 5% of the Funds’ shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on dividends made by the Funds to certain foreign. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of shares of any of the Funds; however, based on proposed regulations issued by the IRS which can be relied on currently, such withholding is not required unless final regulations provide otherwise. The Funds may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Shareholders may be requested to provide additional information to the Funds to enable the applicable withholding agent to determine whether withholding is required.

Non-U.S. Shareholders may also be subject to U.S. estate tax with respect to their shares of the Funds.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Funds or who, to the Funds’ knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local, and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.

The Funds are required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Funds may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Funds.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the relevant Funds’ business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Funds’ business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.]

DETERMINATION OF NAV

Valuation of Shares. Each Fund’s NAV is generally calculated as of the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on each business day the Exchange is open. Valuation of securities held by a Fund is as follows:

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., the Exchange), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each, an “Exchange”) are valued using information obtained via independent pricing services, generally the closing price on the Exchange on which the security is primarily listed, or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the Funds’ assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Funds on a day on which the Funds value such security, the prior day’s price will be used, unless, in accordance with valuation procedures approved by the Board (the “Valuation Procedures”), the portfolio manager determines in good faith that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).

Fixed Income Investments. In accordance with the Valuation Procedures, fixed income securities for which market quotations are readily available are generally valued using such securities’ most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services, each of which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets to derive values. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless the portfolio manager determines in good faith that such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed income investments, including asset-backed and mortgage-related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers, and general market conditions.

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by the Funds on a day on which the Funds value such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no such bid or ask price is available on a day on which the Funds value such option, the prior day’s price will be used, unless the Funds determine in good faith that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset (as defined below). Over-the-counter (“OTC”) derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.

Underlying Funds. Shares of underlying ETFs will be valued at their most recent closing price on an Exchange. Shares of underlying mutual funds will be valued at their NAV.

General Valuation Information. In determining the market value of portfolio investments, the Funds may employ independent third-party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves, and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Funds’ books at their face value.

Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Funds’ securities and other assets and liabilities are based on information available at the time the Funds value their assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Funds valued such security or other asset or liability, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.

Certain types of securities, including many fixed income securities, trade infrequently and there may be no current market transactions or recent representative bids for such securities. To the extent that prices for such securities are not reflective of current market transactions or recent representative bids, the Funds will value such securities in good faith in accordance with the Valuation Procedures.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Funds (including restricted securities) are valued at fair value as determined in good faith by the fair value designee pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers.

Certain of the securities acquired by the Funds may be traded on foreign exchanges or OTC markets on days on which the Funds’ NAV is not calculated. In such cases, the NAV of the Funds’ shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Funds.

Fair Value. When market quotations are not readily available or are believed in good faith by the fair value designee to be unreliable, the Funds’ investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by the fair value designee in accordance with the Valuation Procedures. A fair value designee may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its lack of trading, if a fair value designee believes in good faith that a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if a fair value designee determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Funds’ assets or liabilities, and that the event is likely to cause a material change to the closing market price of the assets or liabilities held by the Funds. Non-U.S. securities whose values are affected by volatility that occurs in U.S. markets for related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued. On any day the Exchange is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that a fair value designee is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.

In addition, the Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third-party pricing services, index providers, and broker-dealers, and, with the assistance of a fair value designee, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Funds.

When determining the price for a Fair Value Asset, the fair value designee will seek to determine the price that the Funds might reasonably expect to receive upon the current sale of that asset or liability in an arm’s-length transaction on the date on which the assets or liabilities are being valued, and does not seek to determine the price that the Funds might expect to receive for selling the asset, or the cost of extinguishing a liability, at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the fair value designee deems relevant at the time of the determination and may be based on analytical values determined by the Trust using proprietary or third-party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an asset, one or more of a variety of fair valuation methodologies may be used (depending on certain factors, including the asset type). For example, the asset may be priced on the basis of the original cost of the investment or, alternatively, using proprietary or third-party models (including models that rely upon direct portfolio management pricing inputs and which reflect the significance attributed to the various factors and assumptions being considered). Prices of actual, executed, or historical transactions in the relevant asset and/or liability (or related or comparable assets and/or liabilities) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar assets and/or liabilities, may also be used as a basis for establishing the fair value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Funds’ NAV. As a result, the Funds’ sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Funds’ annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements. Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Funds. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Funds’ inability to obtain a third-party determination of fair market value.

DIVIDENDS AND DISTRIBUTIONS

General Policies. Dividends from net investment income, if any, are declared and paid on an annual basis for the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the relevant Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

Financial Statements

Because the Funds commenced operations on or following the date of this SAI, there are no financial statements for the Funds. You may request a copy of the Funds’ Annual and Semi-Annual reports, once available, at no charge by calling the Funds at 1-800-773-3863.

Appendix A – Proxy Voting Procedures

The following proxy voting policies are provided:

(1)	The Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

Tuttle Capital Management, LLC

Proxy Voting Policy

TCM, as a matter of policy and as a fiduciary obligation to our clients, maintains the responsibility for voting proxies for portfolio securities held by accounts in which it has discretionary authority unless it delegates such responsibilities to Sub-Advisors. TCM’s proxy voting policy must be approved by the Trust(s) Board representatives in connection with registered investment companies (including TCM ETFs) it manages. (Note: See Form N-PX policy for further information concerning TCM’s obligations for its registered investment company clients.) TCM must adhere to the Board approved proxy voting policy. TCM has more latitude in regard to proxy voting for non-fund/non-ETF clients but shall follow the same guidelines herein. TCM has delegated sub-adviser oversight and proxy voting matters to its CEO or designee (e.g. Trader) with a retrospective review performed by its Brokerage Committee on a quarterly basis. Where TCM is obligated to exercise proxy voting, the Firm policy is to perform this duty consistent with the best economic interests of our clients. TCM’s CEO or designee shall, prior to effectuating a client agreement, make a determination as to the obligation of proxy voting. If the CEO determines that proxy voting is the responsibility of TCM, then the procedures herein shall be followed. In cases where TCM is not obligated to vote proxies, the CEO shall confirm with the client so that both parties have a mutual understanding and, in turn, the CEO will email the CCO as to this fact to have contemporaneous supporting documentation. TCM maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Adviser’s proxy policies and practices. The Adviser will, at least annually, review its Proxy Voting policy and, where necessary, make enhancements based on the results of such review.

Consequently, for clients in which TCM maintains the proxy voting obligations attendant to other registered investment companies or separately managed account(s) for which TCM is the Adviser or Sub-Adviser, TCM shall adhere to the applicable proxy voting policies in place whether implemented by TCM or the primary investment adviser/sponsor, as may be required. Further, TCM does typically exercise the proxy voting authority for the shares it serves as ETF sub-adviser SMA sub-adviser as the Primary Investment Advisor or SMA Sponsor is typically obligated to carryout this function.

TCM will approach each corporate proxy statement on a case-by-case basis and may vote a proxy in a manner different from management’s recommendation. In sum, whereupon TCM is responsible for proxy voting (inclusive of issuer proposals, corporate actions, and class action lawsuits), the Firm’s CEO will consider both sides of each proxy issue and after appropriate evaluation will cast its votes according to the most favorable position.

As a general principle when responsible for proxy voting for clients and, in particular investment companies, the Adviser shall determine how to vote proxies based on our reasonable judgment of that vote insofar as what is most likely to produce favorable financial results for the clients or shareholders. Proxy votes typically will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders. Conversely, proxy votes will be cast against proposals having the opposite effect or in circumstances where (i) the cost of voting such proxy exceeds the expected benefit to the client; (ii) if the proxy authorizes a re-registration process imposing trading and transfer restrictions on the shares, commonly, referred to as “blocking.”

In keeping with its fiduciary obligation, TCM and its CEO may not be influenced by outside sources who have interests which conflict with the interests of the Adviser’s clients when voting proxies for such clients. Accordingly, our policy and procedures include the responsibility to receive and disclose any potential conflicts of interest and maintaining relevant and required records.

To help ensure that TCM votes proxies in the best interests of the client, the Adviser has established procedures highlighted by guidelines (i.e., best practices) aimed at setting forth practices to be followed by the CEO and to properly deal with a material conflict of interest. As an overarching principle, TCM views its obligations to exercise proxy votes on management and shareholder proposals at publicly traded companies as a means intended to assist institutional investors in circumstances the underling proposals are guided by promoting long-term shareholder value creation and risk mitigation. Public companies which maintain generally strong corporate governance cultures understand these practices should respect shareholder rights and provide appropriate transparency, taking into account relevant laws, customs, and best practice codes of each market and region, as well as the right and responsibility of shareholders to make informed voting decisions.

From time to time, it is possible that CEO will decide (i) to vote shares held in client accounts differently from the vote of another client account holding the same security. Such actions may result from situations where clients are permitted to place reasonable restrictions on TCM’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities; or (ii) to abstain from voting on behalf of client account(s) for good reason. For example, in the absence of specific voting guidelines from the client, TCM will generally NOT vote proxies. If, however, TCM elects to vote in these instances, TCM’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. TCM may determine to abstain from voting a proxy if the CEO determines doing so is not in the best interest of the client.

In connection with administrative or clerical matters, such as formally issues proxy votes and associated record retention, TCM has engaged a third-party service provider to manage such aspects of the Adviser’s proxy voting obligations. For more information concerning the tasks performed by the third-party service provider (or “Proxy Support Vendor”), including retention of the Adviser’s proxy voting records, please consult with the designated representative of Proxy Support Vendor.

Procedure

Guidelines. The following guidelines will serve as parameters for the CEO in rendering a proxy vote and, in particular, viewing proposals and recommendations from management in a favorable demeanor in comparison to their counterparts who do not exhibit such tendencies:

●	Accountability. Corporate Boards should be accountable to shareholders, the owners of the companies, by holding regular board elections, by providing sufficient information for shareholders to be able to assess directors and board composition, and by providing shareholders with the ability to remove directors. Directors should respond to investor input such as that expressed through vote results on management and shareholder proposals and other shareholder communications. Shareholders should have meaningful rights on structural provisions, such as approval of or amendments to the corporate governing documents and a vote on takeover defenses. As an example, the Adviser will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

●	Stewardship. A company’s governance, social, and environmental practices should meet or exceed the standards of its market regulations and general practices and should take into account relevant factors that may impact significantly the company’s long-term value creation. Issuers and investors should recognize constructive engagement as both a right and responsibility. As an example, the Adviser will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services.

●	Independence. Boards should be sufficiently independent so as to ensure that they are able and motivated to effectively supervise management’s performance and remuneration, for the benefit of all shareholders. Boards should include an effective independent leadership position and sufficiently independent committees that focus on key governance concerns such as audit, compensation, and the selection and evaluation of directors. The Adviser, for example, will tend to vote against a corporation’s board of directors or “management” proposal should it include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills.

●	Transparency. Companies should provide sufficient and timely information that enables shareholders to understand key issues, make informed vote decisions, and effectively engage with companies on substantive matters that impact shareholders’ long-term interests in the company. In reviewing such proposals, the Adviser will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Voting Ballots and Records. The proxy voting practice itself is initiated at such time the company (or issuer) disseminates the proxy voting ballot (“Ballot”). Once proxy material has been received, it is promptly reviewed by the CEO (in the capacity of a CIO or PM) and the issues presented are then evaluated. In most instances, the CEO or designee receives the Ballot from the company electronically with a request to log into a secured website at which point the proxy voting proposals (e.g., Board elections, corporate governance matters, ratification of an independent registered public accounting firm, etc.) will appear for consideration. The Ballot typically contains voting selections as follows: “For” (in which a vote cast will support the measure), “Against” (in which a vote cast will oppose the measure), and “Abstain” (in which no vote is cast). The CEO or designee will complete the Ballot and submit it to the company or issuer electronically. Prior to logging out of the website, the CEO will print a PDF version of the screen showing the measures voted upon and the votes recorded. Next, the CEO or designee will email the PDF attachment to the CCO who, in turn, will update the “Proxy Voting Log” (or “Log”) with the requisite information on a periodic basis as part of the Brokerage Committee’s retrospective review duties.

Disclosure/Client Requests for Information. TCM will provide conspicuously displayed information in its Disclosure Document and website (i.e., for the adviser) summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how TCM voted a client’s proxies, and that clients may request a copy of these policies and procedures. Upon receiving such requests, the CCO shall forward the most current version of the Proxy Voting Policy herein and Proxy Voting Log via email or regular mail to the requestor. The requestor shall receive the proxy voting information free of charge, which also should be disclosed on the website and disclosure documents.

Conflicts of Interest. TCM and, more specifically the CEO (in the capacity of a CIO/PM) will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of TCM with the issuer of each security to determine if TCM or any of its Supervised Persons has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, the CEO or designee will request that the CCO to advise whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as, voting in a manner consistent with a predetermined voting guidelines (see above) or receiving an independent third party voting recommendation. TCM will maintain a record of the voting resolution of any conflict of interest in the aforementioned Proxy Voting Log.

Recordkeeping. TCM shall retain the following proxy voting records in a format and retention period as set forth in the Recordkeeping guidelines set forth in this Manual:

●	These policies and procedures and any amendments thereto;

●	Each proxy statement (which shall be maintained on the Adviser’s website or alternatively the Adviser’s website shall include instructions for investors to obtain the proxy voting records)

●	Proxy Analysis Report, if applicable;

●	Record of each vote cast or abstention (or “Ballot”) in a manner prescribed by the Proxy Voting Form (see below). The CEO will direct the vote of proxies (including corporate actions and class action lawsuits) for which TCM is the primary investment adviser. In such instances, the CEO or designee shall enter the information required to complete the Proxy Voting Form which, too, will be used to memorialize proxy voting records in accordance with the Advisers Act;

●	Documentation, if any, created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the CCO, if applicable.

●	Clerical or administrative records generated on behalf of the Adviser by the Proxy Support Vendor.

●	Form N-PX (if not maintained by the Trust/Trust CCO)

Responsibility

CEO

File Nos. 333-215942 and 811-22398

SPINNAKER ETF SERIES

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Declaration of Trust dated December 21, 2016, (“Trust Instrument”), is incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s registration statement on Form N-1A (“Registration Statement”) filed on August 16, 2017.
(b)	By-Laws are incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on August 16, 2017.
(c)	Articles III, V, and VI of the Trust Instrument define the rights of holders of the securities being registered and are incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on August 16, 2017.
(d)(1)(i)	Investment Advisory Agreement dated December 21, 2016, between the Registrant and OBP Capital, LLC, as investment advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement filed on June 23, 2017.
(d)(1)(ii)	Amended and Restated Appendix A to Investment Advisory Agreement between the Registrant and OBP Capital, LLC, as investment advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement filed on October 26, 2021.
(d)(2)	Investment Advisory Agreement between the Registrant and Langar Investment Management, LLC, as investment advisor for the Langar Global HealthTech ETF is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.
(d)(3)	Investment Advisory Agreement between the Registrant and Tuttle Capital Management, LLC, as investment advisor for the Tuttle Capital Inverse ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registration Statement filed on April 16, 2024.
(d)(4)	Investment Advisory Agreement between the Registrant and Split Rock Private Trading and Wealth Management, LLC, investment advisor for the North Shore Equity Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on March 18, 2024.
(d)(5)	Investment Advisory Agreement between the Registrant and Obra Fund Management, LLC, as investment advisor for the Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.
(d)(6)	Investment Advisory Agreement between the Registrant and OBP Capital, LLC, as investment advisor for the Genter Capital Taxable Quality Intermediate ETF and the Genter Capital Municipal Quality Intermediate ETF is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.

(d)(7)	Investment Sub-Advisory Agreement dated July 11, 2017, between the Registrant, OBP Capital, LLC and Ancora West Advisors, LLC dba Universal Value Advisors, as sub-advisor for the UVA Unconstrained Medium-Term Fixed Income ETF, is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on August 16, 2017.
(d)(8)	Investment Advisory Agreement between the Registrant and Tuttle Capital Management, LLC, as investment advisor for the Select STOXX Europe Aerospace & Defense ETF is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.
(d)(9)	Investment Sub-Advisory Agreement between the Registrant, OBP Capital, LLC and RNC Capital Management, LLC dba Genter Capital Management, as sub-advisor for the Genter Capital Taxable Quality Intermediate ETF and the Genter Capital Municipal Quality Intermediate ETF is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.
(d)(10)	Investment Advisory Agreement between the Registrant and Indexperts, LLC, as investment advisor for the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registration Statement filed on April 30, 2025.
(d)(11)	Investment Advisory Agreement between the Registrant and OBP Capital, LLC, as investment advisor for the Genter Capital Dividend Income ETF and the Genter Capital International Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.
(d)(12)	Investment Sub-Advisory Agreement between the Registrant, OBP Capital, LLC and RNC Capital Management, LLC dba Genter Capital Management, as sub-advisor for the Genter Capital Dividend Income ETF and the Genter Capital International Dividend ETF is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement filed on January 6, 2025.
(d)(13)	Investment Advisory Agreement between the Registrant and Warren Capital Management, Inc., as investment advisor for the WarCap Unconstrained Equity ETF, is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(d)(14)	Investment Advisory Agreement between the Registrant and Tuttle Capital Management LLC, as investment advisor for the American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF to be filed by amendment.
(d)(15)	Investment Advisory Agreement between the Registrant and Tuttle Capital Management LLC, as investment advisor for the Tuttle Capital AI Bottleneck ETF and the Tuttle Capital Situational Awareness Tracker ETF to be filed by amendment.
(e)(1)(i)	Distribution Agreement dated May 28, 2026 , between the Registrant and Paralel Distributors LLC, as distributor for each series of the Registrant, is filed herewith.

(f)	Not Applicable.
(g)(1)(i)	Custody Agreement dated April 28, 2022, between the Registrant and UMB Bank, n.a. as the custodian for each series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 70 to the Registration Statement filed on June 28, 2022.
(g)(1)(ii)	Amended and Restated Appendix B to Custody Agreement between the Registrant and UMB Bank, n.a. as the custodian for each series of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(h)(1)(i)	Fund Accounting and Administration Service Agreement dated December 18, 2018, as amended March 16, 2023, between the Registrant and The Nottingham Company, as fund accountant and administrator for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registration Statement filed on April 3, 2023.
(h)(1)(ii)	Amended and Restated Appendix A to the Fund Accounting and Administration Service Agreement between the Registrant and The Nottingham Company, as fund accountant and administrator for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(h)(2)(i)	Dividend Disbursing and Transfer Agent Agreement dated June 11, 2019, between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent and dividend disbursing agent for each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on December 16, 2020.
(h)(2)(ii)	Amended and Restated Schedule 1 to Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent and dividend disbursing agent for each series of Registrant is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(h)(3)	Expense Limitation Agreement dated November 1, 2024 between the Registrant and Universal Value Advisors for the UVA Unconstrained Medium-Term Fixed Income ETF is incorporated herein by reference to Post-Effective Amendment No. 116 to the Registration Statement filed on October 28, 2024.
(h)(4)	Expense Limitation Agreement between the Registrant and Split Rock Private Trading and Wealth Management, LLC for the North Shore Equity Rotation ETF is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement filed on March 26, 2024.
(h)(5)	Expense Limitation Agreement between the Registrant and Obra Fund Management, LLC for the Obra Opportunistic Structured Products ETF, Obra High Grade Structured Products ETF, and Obra Defensive High Yield ETF is incorporated herein by reference to Post-Effective Amendment No. 122 to the Registration Statement filed on December 17, 2024.
(h)(6)	Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC for the Tuttle Capital Inverse ESG ETF is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.

(h)(7)	Compliance Services Agreement dated June 1, 2020, as amended March 13, 2025, between the Registrant, on behalf of each series of the Trust, and The Nottingham Company, is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registration Statement filed on April 30, 2025.
(h)(8)	Sublicense Agreement dated September 19, 2024 between Tuttle Asset Management, LLC and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on September 27, 2024.
(h)(9)	Expense Limitation Agreement between the Registrant and Warren Capital Management, Inc. d/b/a Warren Capital Group is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.
(i)	None
(j)	Not applicable.
(k)	Not applicable.
(l)	Not applicable.
(m)	Not applicable.
(n)	Not applicable.
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement filed on June 26, 2020.
(p)(2)	Code of Ethics for OBP Capital, LLC is incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement filed on October 26, 2021.
(p)(3)	Code of Ethics for Universal Value Advisors is incorporated herein by reference to Post-Effective Amendment No. 116 to the Registration Statement filed on October 28, 2024.
(p)(4)	Code of Ethics for Langar Investment Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registration Statement filed on December 15, 2023.
(p)(5)	Code of Ethics for Paralel Distributors LLC is filed herewith.
(p)(6)	Code of Ethics for Tuttle Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 140 to the Registration Statement filed on December 29, 2025.
(p)(7)	Code of Ethics for Split Rock Private Trading and Wealth Management LLC is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on March 18, 2024.
(p)(8)	Code of Ethics for Obra Fund Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement filed on March 26, 2024.
(p)(9)	Code of Ethics for RNC Capital Management, LLC dba Genter Capital Management is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on May 10, 2024.
(p)(10)	Code of Ethics for Indexperts, LLC is incorporated herein by reference to Post-Effective Amendment No. 121 to the Registration Statement filed on November 22, 2024.
(p)(11)	Code of Ethics for Warren Capital Management, Inc. d/b/a Warren Capital Group is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registration Statement filed on September 8, 2025.

(q)(1)	Powers of Attorney dated December 17, 2019, for the Registrant, Jesse S. Eberdt, III, Thomas R. Galloway and Katherine M. Honey are incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on January 8, 2020.
(q)(2)	Power of Attorney dated May 22, 2023, for Peter McCabe is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registration Statement filed on August 17, 2023.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a)       Subject to the exceptions and limitations contained in Subsection (b) below:

(i)        every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)        as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)       No indemnification shall be provided hereunder to a Covered Person:

(i)        who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)       in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)       The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)       To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)       Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into the following agreements: Investment Advisory Agreement, Investment Sub-Advisory Agreements, and Distribution Agreement. These agreements provide indemnification for those entities and their respective affiliates. Certain personnel of the Advisor, Distributor and Administrator may serve as trustees and/or officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31.	Business and other Connections of the Investment Advisor

(a)              OBP Capital, LLC serves as the investment adviser to the UVA Unconstrained Medium-Term Fixed Income ETF, Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by OBP Capital, LLC and its directors, officers or partners during the past two years is included in OBP Capital, LLC’s Form ADV filed with the SEC (File No. 801-80213) and is incorporated herein by reference.

(b)             Ancora West Advisors, LLC dba Universal Value Advisors serves as the investment sub-adviser to the UVA Unconstrained Medium-Term Fixed Income ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Universal Value Advisors and its directors, officers or partners during the past two years is included in Universal Value Advisors’ Form ADV filed with the SEC (File No. 801-108879) and is incorporated herein by reference.

(c)              Langar Investment Management, LLC serves as investment advisor for the Langar Global HealthTech ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Langar Investment Management, LLC and its directors, officers or partners during the past two years is included in Langar Investment Management, LLC’s Form ADV filed with the SEC (File No. 801-129148) and is incorporated herein by reference.

(d)             Tuttle Capital Management, LLC serves as investment advisor for the Tuttle Capital Inverse ESG ETF, Select STOXX Europe Aerospace & Defense ETF, American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Tuttle Capital Management, LLC and its directors, officers or partners during the past two years is included in Tuttle Capital Management, LLC’s Form ADV filed with the SEC (File No. 801-76982) and is incorporated herein by reference.

(e)              Split Rock Private Trading and Wealth Management LLC serves as investment advisor for the North Shore Equity Rotation ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Split Rock Private Trading and Wealth Management, LLC and its directors, officers or partners during the past two years is included in Split Rock Private Trading and Wealth Management LLC’s Form ADV filed with the SEC (File No. 801-119587) and is incorporated herein by reference.

(f)              Obra Fund Management, LLC serves as investment advisor for the Obra Opportunistic Structured Products ETF, the Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Obra Fund Management, LLC and its directors, officers or partners during the past two years is included in Obra Fund Management, LLC’s Form ADV filed with the SEC (File No. 801-129207) and is incorporated herein by reference.

(g)              RNC Capital Management, LLC dba Genter Capital Management serves as investment sub-advisor for the Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Genter Capital Management and its directors, officers or partners during the past two years is included in Genter Capital Management’s Form ADV filed with the SEC (File No. 801-55484) and is incorporated herein by reference.

(h)             Indexperts, LLC serves as investment sub-advisor for the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Indexperts, LLC and its directors, officers or partners during the past two years is included in Indexperts, LLC’s Form ADV filed with the SEC (File No. 801-121667) and is incorporated herein by reference.

(i)               Warren Capital Management, Inc. d/b/a Warren Capital Group serves as advisor for the WarCap Unconstrained Equity ETF. The information required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by Warren Capital Management, Inc. d/b/a Warren Capital Group and its directors, officers or partners during the past two years is included in Warren Capital Management, Inc. d/b/a Warren Capital Group’s Form ADV filed with the SEC (File No. 801-121205) and is incorporated herein by reference.

ITEM 32.	Principal Underwriter

(a)              Paralel Distributors LLC is underwriter and distributor for the Registrant, Starboard Investment Trust, Amana Mutual Funds Trust (3 series), Collaborative Investment Series Trust (7 series); Reaves Utility Income Fund (ATM Offering), Cullen Funds (6 series), Elevation Series Trust (38 series); Coller Secondaries Private Equity Opportunities Fund, Coller Private Credit Secondaries Fund; HarbourVest Private Investments Fund; Shelton Funds (1 series), PFS Funds (5 series), Azzad Funds Trust (2 series), Pre-IPO and Growth Fund, Corgi ETF Trust I (2 series), Corgi ETF Trust II (37 series), Spend Life Wisely Funds Investment Trust (2 series), Octagon XAI CLO Income Fund, and XAI Octagon Floating Rate & Alternative Income Trust (ATM Offering).

(b)             Set forth below is information concerning each director and officer of the Distributor. The principal business address of the Distributor and each such person is 1700 Broadway, Suite 2100, Denver, CO 80290.

(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Brad Swenson	President, Chief Compliance Officer, FINOP	None
Jeremy May	Chief Executive Officer	None
Christopher Moore	General Counsel	None

(c)	Not applicable.

ITEM 33.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (“Records”) at the offices of The Nottingham Company, 116 S. Franklin Street, Rocky Mount, NC 27804.
(b)	Universal Value Advisors maintains all Records relating to its services as investment sub-adviser to UVA Unconstrained Medium-Term Fixed Income ETF at 1 E. Liberty Street, Suite 406, Reno, NV 89501.
(c)	Langar Investment Management, LLC maintains all Records relating to its services as investment adviser to the Langar Global HealthTech ETF at 13346 Marigold Way, San Diego, California, 92130.
(d)	Tuttle Capital Management, LLC maintains all Records relating to its services as investment adviser to the Tuttle Capital Inverse ESG ETF, Select STOXX Europe Aerospace & Defense ETF, American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF at 155 Lockwood Road, Riverside, Connecticut 06878.
(e)	UMB Bank, n.a. maintains all Records relating to its service as the custodian for each series of the Registrant at its offices located at 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106.
(f)

The Nottingham Company maintains all Records related to its services as administrator and fund accountant to the Registrant on behalf of each series of the Registrant at 116 South Franklin Street, Rocky Mount, North Carolina 27804.

(g)	Nottingham Shareholder Services, LLC maintains all Records related to its services as transfer agent to the Registrant on behalf of each series of the Registrant at 116 South Franklin Street, Rocky Mount, North Carolina 27804.
(h)	Split Rock Private Trading and Wealth Management LLC maintains all Records relating to its services as investment adviser to the North Shore Equity Rotation ETF at 105 Arch Street, Cloquet, Minnesota 55720.
(i)	Obra Fund Management, LLC maintains all Records relating to its services as investment adviser to the Obra Opportunistic Structured Products ETF, the Obra High Grade Structured Products ETF, and the Obra Defensive High Yield ETF at 835 West 6th Street, Suite 1400, Austin, TX 78703.

(j)	RNC Capital Management, LLC dba Genter Capital Management maintains all Records relating to its services as investment sub-adviser to the Genter Capital Taxable Quality Intermediate ETF, Genter Capital Municipal Quality Intermediate ETF, Genter Capital Dividend Income ETF, and Genter Capital International Dividend ETF at 11601 Wilshire Blvd., 25th Floor, Los Angeles, CA 90025.
(k)	Indexperts, LLC maintains all Records relating to its services as investment adviser to the Indexperts Gorilla Aggressive Growth ETF, the Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF at 516 North Tryon Street, Charlotte, NC 28202.
(l)	Warren Capital Management, Inc. d/b/a Warren Capital Group maintains all Records relating to its services as investment adviser to the WarCap Unconstrained Equity ETF at 677 King Street, Floor 3, Charleston, SC 29403.

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 1st day of July 2026.

SPINNAKER ETF SERIES

By:	/s/ Tracie A. Coop*
Tracie A. Coop
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	July 1, 2026
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	July 1, 2026
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	July 1, 2026
Katherine M. Honey

/s/ Peter McCabe*	Treasurer, Principal Financial Officer,	July 1, 2026
Peter McCabe	and Principal Accounting Officer

/s/ Tracie A. Coop
* By: Tracie A. Coop

Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020 and the Power-of-Attorney dated May 22, 2023 as filed on August 17, 2023.

Exhibit Index

(e)(1)(i)	Distribution Agreement
(p)(5)	Code of Ethics